Document and Entity Information	3 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	BNNY
Entity Registrant Name	Annie's, Inc.
Entity Central Index Key	0001431897
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash	$ 5,102	$ 562	$ 7,333
Accounts receivable, net	7,388	11,870	9,128
Inventory	14,596	10,202	9,653
Deferred tax assets	1,995	1,995	1,607
Prepaid expenses and other current assets		1,416	1,350
Income tax receivable	2,870	164
Prepaid expenses and other current assets	1,604	1,252
Total current assets	33,555	26,045	29,071
Property and equipment, net	4,888	4,298	1,555
Goodwill	30,809	30,809	30,809
Intangible assets, net	1,161	1,176	180
Deferred tax assets, long-term	4,504	4,650	5,527
Deferred initial public offering costs		5,343
Other non-current assets	103	108	119
Total assets	75,020	72,429	67,261
CURRENT LIABILITIES:
Accounts payable	1,185	861	10,484
Related-party payable		1,305	6
Accrued liabilities	4,304	7,452	5,546
Total current liabilities	5,489	9,618	16,036
Credit facility		12,796
Convertible preferred stock warrant liability		2,157
Other non-current liabilities	956	921
Total liabilities	6,445	25,492	16,036
Commitments and contingencies (Note 7)
STOCKHOLDERS' DEFICIT:
Common stock	17	1	1
Additional paid-in capital	105,256	4,392	4,719
Accumulated deficit	(36,698)	(38,829)	(34,868)
Total stockholders' deficit	68,575	(34,436)	(30,148)
Total liabilities, convertible preferred stock and stockholders' deficit	75,020	72,429	67,261
Convertible Preferred Stock
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Preferred stock		81,373	81,373
STOCKHOLDERS' DEFICIT:
Preferred stock		$ 81,373	$ 81,373

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,455,531	6,455,531
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares issued	483,242	464,994
Common stock, shares outstanding	483,242	464,994
Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	12,346,555	12,346,555
Preferred stock, shares issued	12,281,553	12,281,553
Preferred stock, shares outstanding	12,281,553	12,281,553
Convertible preferred stock, aggregate liquidation value	$ 132,427	$ 125,900

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015
Cost of sales	20,486	17,022	85,877	71,804	63,083
Gross profit	13,807	11,588	55,427	45,812	32,932
Operating expenses:
Selling, general and administrative	10,211	8,303	36,195	30,674	25,323
Advisory agreement termination fee			1,300
Total operating expenses			37,495	30,674	25,323
Income from operations	3,596	3,285	17,932	15,138	7,609
Interest expense	(40)	(18)	(161)	(885)	(1,207)
Other income (expense), net	49	(484)	(1,594)	155	21
Income before provision for (benefit from) income taxes	3,605	2,783	16,177	14,408	6,423
Provision for (benefit from) income taxes	1,474	971	6,588	(5,747)	400
Net income	2,131	1,812	9,589	20,155	6,023
Net income attributable to common stockholders	$ 2,131	$ 54	$ 290	$ 596	$ 177
Net income per share attributable to common stockholders
-Basic	$ 0.13	$ 0.12	$ 0.62	$ 1.29	$ 0.38
-Diluted	$ 0.12	$ 0.04	$ 0.26	$ 0.5	$ 0.2
Weighted average shares of common stock outstanding used in computing net income per share attributable to common stockholders
-Basic	16,936,007	464,994	469,089	461,884	461,248
-Diluted	17,600,908	1,236,410	1,111,088	1,201,125	899,539

Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders Equity (Deficit) (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Mar. 31, 2009	$ (41,619)	$ 81,373	$ 1	$ 3,417	$ (45,037)
Balance, shares at Mar. 31, 2009		12,281,553	461,154
Exercise of stock options	1			1
Exercise of stock options, shares			123
Stock-based compensation	902			902
Dividends paid	(3,480)				(3,480)
Net Income	6,023				6,023
Balance at Mar. 31, 2010	(38,173)	81,373	1	4,320	(42,494)
Balance, shares at Mar. 31, 2010		12,281,553	461,277
Exercise of stock options	26			26
Exercise of stock options, shares	3,717		3,717
Stock-based compensation	373			373
Dividends paid	(12,529)				(12,529)
Net Income	20,155				20,155
Balance at Mar. 31, 2011	(30,148)	81,373	1	4,719	(34,868)
Balance, shares at Mar. 31, 2011		12,281,553	464,994
Repurchase of stock options for cash	(602)			(602)
Reclassification of convertible preferred stock warrant liability (Note 2)	(431)			(431)
Shares issued upon consummation of IPO, shares	5,750,000
Exercise of stock options	50			50
Exercise of stock options, shares	21,336		18,248
Excess tax benefit from stock-based compensation	150			150
Stock-based compensation	506			506
Dividends paid	(13,550)				(13,550)
Net Income	9,589				9,589
Balance at Mar. 31, 2012	(34,436)	81,373	1	4,392	(38,829)
Balance, shares at Mar. 31, 2012		12,281,553	483,242
Balance, shares at Mar. 31, 2012		12,281,553	483,242
Reclassification of convertible preferred stock warrant liability (Note 2)	2,170			2,170
Conversion of convertible preferred stock into common stock upon consummation of IPO	81,373	(81,373)	15	81,358
Conversion of convertible preferred stock into common stock upon consummation of IPO, shares		(12,281,553)	15,221,571
Shares issued upon consummation of IPO	11,146		1	11,145
Shares issued upon consummation of IPO, shares	950,000		950,000
Exercise of stock options	1,774			1,774
Exercise of stock options, shares			342,105
Excess tax benefit from stock-based compensation	4,201			4,201
Net exercise of warrant to purchase shares of common stock			63,193
Stock-based compensation	216			216
Net Income	2,131				2,131
Balance at Jun. 30, 2012	$ 68,575		$ 17	$ 105,256	$ (36,698)
Balance, shares at Jun. 30, 2012			17,060,111

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 2,131	$ 1,812	$ 9,589	$ 20,155	$ 6,023
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	200	152	845	494	345
Stock-based compensation	216	106	506	373	902
Allowances for trade discounts and other		(670)	200	2,500	200
Inventory reserves	(112)		55		30
Excess tax benefit from stock-based compensation	(4,201)		(150)
Accretion of imputed interest on purchase of intangible asset	35
Change in fair value of convertible preferred stock warrant liability	13	518	1,726
Amortization of debt discount				144	143
Amortization of deferred financing costs	5	8	10	366	255
Deferred taxes	146	(332)	489	(7,134)
Changes in operating assets and liabilities:
Accounts receivable, net	4,482	5,017	(2,942)	(3,045)	(1,229)
Inventory	(4,282)	(7,146)	(604)	(1,561)	714
Income tax receivable	164
Prepaid expenses, other current and non-current assets	(352)	(61)	(65)	(352)	152
Accounts payable	284	(5,611)	(9,499)	3,735	2,568
Related-party payable	(1,305)	47	1,299	(97)	(178)
Accrued expenses and other non-current liabilities	3,526	(515)	(168)	2,660	(798)
Net cash provided by (used in) operating activities	950	(6,675)	1,291	18,238	9,127
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(735)	(380)	(3,538)	(886)	(373)
Purchase of intangible asset					(191)
Restricted cash					62
Net cash used in investing activities	(735)	(380)	(3,538)	(886)	(502)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from credit facility	735	20,198	72,389	7,344	100,327
Payments to credit facility	(13,531)	(16,774)	(59,593)	(7,344)	(100,327)
Dividends paid			(13,550)	(12,529)	(3,480)
Proceeds from common shares issued in initial public offering, net of issuance costs	11,146
Payment of deferred financing costs				(66)	(289)
Payments of initial public offering costs			(3,368)
Repayment of notes payable				(6,000)
Net repurchase of stock options		(602)	(602)
Excess tax benefit from stock-based compensation	4,201		150
Proceeds from exercises of stock options	1,774		50	26	1
Net cash used in (provided by) financing activities	4,325	2,822	(4,524)	(18,569)	(3,768)
NET INCREASE (DECREASE) IN CASH	4,540	(4,233)	(6,771)	(1,217)	4,857
CASH-Beginning	562	7,333	7,333	8,550	3,693
CASH-End	5,102	3,100	562	7,333	8,550
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest			67	609	728
Cash paid for income taxes			6,153	1,491	400
NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchase of property and equipment funded through accounts payable	40		23
Deferred initial public offering costs funded through accounts payable and accrued expenses			1,975
Conversion of convertible preferred stock into common stock	81,373
Intangible asset acquired by financing transaction			$ 1,023

Description of Business	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Description of Business

1. Description of Business

Annie’s, Inc. (the “Company”), a Delaware corporation incorporated April 28, 2004, is a natural and organic food company. The Company offers over 125 products in the following three product categories: meals; snacks; and dressings, condiments and other. The Company’s products are sold throughout the U.S. and Canada via a multi-channel distribution network that serves the mainstream grocery, mass merchandiser and natural retailer channels. The Company’s headquarters are located in Berkeley, California.

1.	Description of Business

Annie’s, Inc. (the “Company”), a Delaware corporation incorporated April 28, 2004, is a natural and organic food company. The Company offers over 125 products in the following three product categories: meals; snacks; and dressings, condiments and other. The Company’s products are sold throughout the U.S. and Canada via a multi-channel distribution network that serves the mainstream grocery, mass merchandiser and natural retailer channels. The Company’s headquarters are located in Berkeley, California.

Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Basis of Presentation and Summary of Significant Accounting Policies
2.	Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Annie’s Homegrown, Inc., Napa Valley Kitchen, Inc. and Annie’s Enterprises, Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reported periods. Actual results could differ from those estimates.

Significant Risks and Uncertainties

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, fluctuations in commodity prices, specifically wheat and flour, dairy products, oils and sugar, continued acceptance of the Company’s products, competition from substitute products and larger companies and dependence on strategic relationships. The Company relies on contract manufacturers to manufacture and third-party logistics to distribute its products. The Company’s manufacturers and suppliers may encounter supply interruptions or problems during manufacturing due to a variety of reasons, including failure to comply with applicable regulations, equipment malfunction and weather and environmental factors, any of which could delay or impede the Company’s ability to meet demand.

Concentration Risk

The Company controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs periodic credit evaluations of its customers and records an allowance for uncollectible accounts receivable based on a specific identification methodology. In addition, management may record an additional allowance based on the Company’s experience with accounts receivable aging categories. Accounts receivable are recorded net of allowances for trade discounts and doubtful accounts. As of March 31, 2012 and 2011, the Company had $5.2 million and $5.0 million, respectively, for allowance for trade discounts. The Company had no allowance for doubtful accounts as of March 31, 2012 and 2011.

Customers with 10% or more of the Company’s net sales and accounts receivable consist of the following:

	Net Sales			Accounts Receivable(1)
	Customer A	Customer B	Customer C
Fiscal Year Ended March 31,
2012	25%	15%	11%	66%
2011	28%	12%	12%	51%
2010	31%	*	10%	—

*	Represents less than 10% of net sales
—	Not presented
(1)	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.

The Company relies on a limited number of suppliers for the ingredients used in manufacturing its products. In order to mitigate any adverse impact from a disruption of supply, the Company attempts to maintain an adequate supply of ingredients and believes that other vendors would be able to provide similar ingredients if supplies were disrupted. The Company outsources the manufacturing of its products to contract manufacturers in the U.S. Two vendors accounted for 26% and 51% of accounts payable at March 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities. The carrying amount of the convertible preferred stock warrant liability represents its estimated fair value (Note 9). Based on the borrowing rates available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the credit facility at March 31, 2012 approximated its fair value.

Cash

The Company’s cash consists of highly liquid investments with original maturity of three months or less.

Inventories

Inventories are recorded at the lower of cost (determined under the first-in-first-out method) or market. Write downs are provided for finished goods expected to become nonsaleable due to age and provisions are specifically made for slow moving or obsolete raw ingredients and packaging. The Company also adjusts the carrying value of its inventories when it believes that the net realizable value is less than the carrying value. These write-downs are measured as the difference between the cost of the inventory, including estimated costs to complete, and estimated selling prices. These charges are recorded as a component of cost of sales. Once inventory is written down, a new, lower-cost basis for that inventory is established.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives. Maintenance and repairs are charged to expense as incurred. Assets not yet placed in use are not depreciated.

The useful lives of the property and equipment are as follows:

Equipment and automotive	3 to 7 years
Software	3 to 7 years
Plates and dies	3 years
Leasehold improvements	Shorter of lease term or estimated useful life

The Company capitalizes certain internal and external costs related to the development and enhancement of the Company’s internal-use software. Capitalized internal-use software development costs are included in property and equipment on the accompanying consolidated balance sheets. At March 31, 2012 and 2011, capitalized software development costs, net of accumulated amortization, totaled approximately $2.0 million and $434,000, respectively. As of March 31, 2012, of the $2.0 million capitalized software development costs, net of accumulated amortization, $1.6 million was still in construction in progress.

Goodwill

In connection with prior acquisitions, the Company recorded $30.8 million of goodwill resulting from the excess of the purchase price over the fair value of the assets acquired and the liabilities assumed.

Goodwill is tested for impairment annually in the fourth fiscal quarter and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, significant adverse change in customer demand or business climate that could affect the value of an asset or significant decrease in expected cash flows at the reporting unit. When impaired, the carrying value of goodwill is written down to fair value. The goodwill impairment test involves a two-step process and is tested at the Company’s sole reporting unit level by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the sole reporting unit exceeds its fair value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any. There was no impairment of goodwill identified during the years ended March 31, 2012, 2011 and 2010.

In September 2011, the FASB issued updated guidance on testing goodwill for impairment. The guidance simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis to determine whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider the qualitative assessment. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (the year ending March 31, 2013 for the Company). Early adoption is permitted. The Company adopted the guidance during the fourth quarter of fiscal 2012 and the adoption did not have an impact on its consolidated financial statements.

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and prior to any goodwill impairment test. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. There was no impairment of long-lived assets during the years ended March 31, 2012, 2011 and 2010.

Convertible Preferred Stock Warrant Liability

The Company accounts for the warrant to purchase shares of its convertible preferred stock as a liability at fair value upon issuance, because the warrant may obligate the Company to transfer assets to the holder at a future date under certain circumstances, such as a change of control. The warrant is subject to remeasurement to fair value at each balance sheet date, and any change in fair value is recognized in other income (expense), net in the consolidated statements of operations. See “Out-of-Period Adjustment” below. The liability is adjusted for changes in fair value until the earliest of the exercise, expiration of the convertible preferred stock warrant and conversion to a warrant to purchase common stock.

Convertible Preferred Stock

The holders of the Company’s convertible preferred stock control the vote of stockholders and board of directors through appointed representatives. As a result, the holders of the convertible preferred stock can force a change of control that would trigger liquidation. As redemption of the convertible preferred stock through liquidation is outside of the Company’s control, all shares of convertible preferred stock have been presented outside of permanent equity on the consolidated balance sheets.

Sales Recognition and Sales Incentives

Sales of the Company’s products are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, ownership and risk of loss have been transferred to the customer either upon delivery or pick up of products by the customer and there is a reasonable assurance of collection of the sales proceeds. Generally, the Company extends uncollateralized credit to its retailers and distributors ranging up to 30 days and performs ongoing credit evaluation of its customers. The payment terms are typically net-30 with a discount for net-10 payment. The Company recognizes sales net of estimated trade allowances, slotting fees, sales incentives, cash discounts and returns. The cost of these trade allowances, slotting fees and sales incentives is estimated using a number of factors, including customer participation and redemption rates. The Company has entered into contracts with various retailers granting an allowance for spoils and damaged products. Amounts related to shipping and handling that are billed to customers are reflected in net sales and the related shipping and handling costs are reflected in selling, general and administrative expenses. Product returns have not historically been material.

Cost of Sales

Cost of sales consists of the costs of ingredients utilized in the manufacture of products, contract manufacturing fees, packaging and in-bound freight charges. Ingredients account for the largest portion of the cost of sales, followed by contract manufacturing fees and packaging.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations. Shipping and handling costs primarily consist of costs associated with moving finished products to customers, including costs associated with distribution center, route delivery costs and the cost of shipping products to customers through third-party carriers. Shipping and handling costs recorded as a component of selling, general and administrative expenses were $4.8 million, $4.7 million and $4.3 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Research and Development Costs

Research and development costs primarily consist of consumer research, employee-related costs for personnel responsible for the research and development of new products, supplies and materials. Research and development costs recorded as a component of selling, general and administrative expenses were approximately $2.0 million, $2.1 million and $1.3 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Total advertising costs for the years ended March 31, 2012, 2011 and 2010 included in selling, general and administrative expenses were approximately $1.2 million, $0.8 million and $1.1 million, respectively.

Segment Reporting

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Topic 280, Segment Reporting, establishes standards for reporting information about a company’s operating segments. The Company determined its operating segment on the same basis that it uses to evaluate its performance internally. The Company has one business activity, marketing and distribution of natural and organic food products, and operates as one operating segment. The Company’s chief operating decision-maker, its chief executive officer, reviews its operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Stock-Based Compensation

The Company maintains performance incentive plans under which nonqualified stock options, restricted stock units and performance share units are granted to eligible employees and directors. The cost of stock-based transactions is recognized in the financial statements based upon fair value. The fair value of restricted stock units and performance share units is determined based on the number of units or shares, as applicable, granted and the closing price of the Company’s common stock as of the grant date. Stock-based compensation related to performance share units reflects the estimated probable outcome at the end of the performance period. The fair value of stock options is determined as of the grant date using the Black-Scholes option pricing model. Fair value is recognized as expense on a straight line basis, net of estimated forfeitures, over the employee requisite service period.

The benefits of tax deductions in excess of recognized compensation costs are reported as a credit to additional paid-in capital and as financing cash flows, but only when such excess tax benefits are realized by a reduction to current taxes payable.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company recognizes deferred tax assets when, based upon available evidence, realization of the assets is more likely than not.

The accounting standard for uncertainty in income taxes prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. Differences between tax positions taken in a tax return and amounts recognized in the financial statements generally result in an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, or a reduction in a deferred tax asset or an increase in a deferred tax liability, or both.

The Company recognizes interest and penalties related to tax positions in income tax expense. To the extent that accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. No interest or penalties have been accrued for any period presented.

Net Income Per Share of Common Stock

Basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share of common stock is computed by giving effect to all potentially dilutive securities outstanding during the period. Potential common shares include those underlying our convertible preferred stock (using the if-converted method), stock options to purchase our common stock (using the treasury stock method) and the warrant to purchase our convertible preferred stock (using the treasury stock method). The potential common shares from the convertible preferred stock warrant and convertible preferred stock had an anti-dilutive effect on the earnings per share, and, accordingly, were excluded from the calculation for the periods presented, as applicable. The Company uses income from operations to determine whether potential common shares are dilutive or anti-dilutive.

Net income attributable to common stockholders was allocated using the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company’s capital structure includes two or more classes of common stock or common stock and participating securities. Under this method, the Company reduced income from operations by the dividends paid to convertible preferred stockholders and the rights of the convertible preferred stockholders to participate in any undistributed earnings. The undistributed earnings were allocated based on the relative percentage of weighted average shares of outstanding convertible preferred stock to the total number of weighted average shares of outstanding common and convertible preferred stock.

Out-of-Period Adjustment

During fiscal 2012, the Company corrected an error in the measurement of the convertible preferred stock warrant liability. The correction increased the fair value of the convertible preferred stock warrant liability by $949,000, decreased additional paid-in capital by $431,000 with a corresponding increase in expense of $518,000, which was recorded in other income (expense), net in the accompanying statement of operations during fiscal 2012. The correction was an accumulation of an error that should have been recorded in prior periods and would have increased net loss for fiscal 2009 by $44,000, increased net income by $79,000 for fiscal 2010 and decreased net income by $553,000 for fiscal 2011. Management has assessed the impact of this error and does not believe that it is material, either individually or in the aggregate, to any prior period financial statements or to the financial statements for the year ended March 31, 2012.

Balance Sheet Components	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Balance Sheet Components

3. Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Raw materials	$2,110	$1,938
Work in process	2,055	754
Finished goods	10,431	7,510

Inventory	$14,596	$10,202

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Equipment and automotive	$1,701	$1,730
Software	1,281	1,188
Leasehold improvements	566	566
Plates and dies	352	352

Total property and equipment	3,900	3,836
Less: Accumulated depreciation and amortization	(1,852)	(1,719)
Construction in progress	2,840	2,181

Property and equipment, net	$4,888	$4,298

The Company incurred depreciation expense of $185,000 and $150,000 during the three months ended June 30, 2012 and 2011, respectively.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Product formulas	$1,023	$1,023
Other intangible assets	189	189

Total intangible assets	1,212	1,212
Less: accumulated amortization	(51)	(36)

Intangible assets, net	$1,161	$1,176

The Company incurred amortization expense of $15,000 and $2,000 on its intangible assets during the three months ended June 30, 2012 and 2011, respectively.

The estimated future amortization expense relating to intangible assets for the remainder of fiscal 2013, for each of the next five years through fiscal 2018 and thereafter is $45,000, $60,000 and $816,000, respectively.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	June 30, 2012	March 31, 2012
Payroll and employee-related expenses	$1,480	$2,768
Accrued trade expenses	1,158	2,631
Inventory received not invoiced	845	531
Deferred rent	253	264
Brokerage commissions	317	382
Other accrued liabilities	251	876

Total accrued liabilities	$4,304	$7,452

3.	Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	March 31,
	2012	2011
Raw materials	$1,938	$823
Work in process	754	455
Finished goods	7,510	8,375

Inventory	$10,202	$9,653

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Equipment and automotive	$1,730	$791
Software	1,188	1,150
Leasehold improvements	566	312
Plates and dies	352	285

Total property and equipment	3,836	2,538
Less: Accumulated depreciation and amortization	(1,719)	(1,032)
Construction in progress	2,181	49

Property and equipment, net	$4,298	$1,555

The Company incurred depreciation expense of approximately $818,000, $433,000 and $264,000 during the years ended March 31, 2012, 2011 and 2010, respectively.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Product formulas	$1,023	$—
Other intangible assets	189	189

Total intangible assets	1,212	189
Less: accumulated amortization	(36)	(9)

Intangible assets, net	$1,176	$180

In November 2011, the Company acquired product formulas for a purchase price of $2.0 million. The purchase agreement requires the Company to make annual payments of at least $150,000 in each of the first six years of the agreement, with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018. The Company recorded a product formula intangible asset of $1.0 million representing the present value of the future payments, which will be amortized over the estimated useful life of 20 years using the straight-line method.

The Company incurred amortization expense of approximately $27,000 and $9,000 on its intangible assets in fiscal 2012 and 2011, respectively.

The estimated future amortization expense relating to intangible assets for each of the fiscal years from fiscal 2013 to fiscal 2017 is $60,000, respectively.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	March 31,
	2012	2011
Payroll and employee-related expenses	$2,768	$2,739
Accrued trade expenses	2,631	1,175
Inventory received not invoiced	531	791
Income taxes payable	—	142
Deferred rent	264	80
Brokerage commissions	382	360
Other accrued liabilities	876	259

Total accrued liabilities	$7,452	$5,546

Credit Facility	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Credit Facility

4. Credit Facility

The Company has a line of credit (the “Credit Agreement”) with Bank of America, N.A., which provides for revolving loans and letters of credit up to $20.0 million and is available to the Company for a term through August 2014. The Credit Agreement is collateralized by substantially all of Company’s assets.

Revolving advances under the Credit Agreement bear interest at the LIBOR plus 1.50 percentage points, as defined. Weighted average interest was 1.5% and 1.86% for the three months ended June 30, 2012 and 2011, respectively. As of June 30, 2012 and March 31, 2012, there was $20.0 million and $7.2 million, respectively, of availability for borrowings under the Credit Agreement. An unused line fee of 0.0625% per quarter is applied to the available balance unless the Company’s outstanding borrowings exceed half of the borrowing limit. Interest is payable monthly.

There are various financial and other covenants under the Credit Agreement. Financial covenants, as defined in the Credit Agreement include a net income covenant, total liabilities to tangible net worth covenant and a minimum fixed charge coverage covenant, through the term of the agreement. The Credit Agreement requires the Company to submit interim and annual financial statements by specified dates after each reporting period. The Company was in compliance with the financial covenants as of June 30, 2012 and March 31, 2012.

4.	Credit Facility

In 2005, the Company entered into a bank line of credit agreement (the “Credit Agreement”) with Bank of America, N.A., which provided for revolving loans and letters of credit up to $11.0 million. In March 2008, the Company amended the Credit Agreement with Bank of America to establish an inter-creditor agreement (“ICA”) with another lender (Note 5). In August 2010, the Company amended the Credit Agreement to decrease the maximum borrowing limit on revolving loans to $10.0 million and extended the expiration date to August 20, 2012. In December 2011, the Company entered into a second amended and restated credit facility with Bank of America that, among other things, provides for an increase in its line of credit to $20.0 million and an extension of the term through August 2014. The Credit Agreement is collateralized by substantially all of our assets.

Revolving advances under the Credit Agreement bear interest at the LIBOR plus 1.50 percentage points, as defined. Weighted average interest was 2.74%, 1.68% and 2.91% for the years ended March 31, 2012, 2011 and 2010, respectively. As of March 31, 2012 and 2011, there was $7.2 million and $10.0 million, respectively, of availability for borrowings under the Credit Agreement. An unused line fee of 0.0625% per quarter is applied to the available balance unless the Company’s outstanding borrowings exceed half of the borrowing limit. Interest is payable monthly.

There are various financial and other covenants under the Credit Agreement. Financial covenants, as defined in the Credit Agreement include a net income covenant, total liabilities to tangible net worth covenant and a minimum fixed charge coverage covenant, through the term of the agreement. The Credit Agreement requires the Company to submit interim and annual financial statements by specified dates after each reporting period. The Company was in compliance with the financial covenants as of March 31, 2012 and 2011.

Notes Payable	12 Months Ended
Mar. 31, 2012
Notes Payable
5.	Notes Payable

Loan and Security Agreement

In March 2008, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Hercules Technology II, L.P. (the “lender”). The Loan Agreement provided for a loan in an aggregate principal amount up to $7.0 million (the “Term Loan”) and required the Company to draw an initial tranche of $4.0 million upon the execution of the Loan Agreement. The Loan Agreement provided the Company the ability to draw additional Term Loan advances in an aggregate amount up to $3.0 million in minimum increments of $1.0 million, of which the Company drew $2.0 million in August 2008. In connection with the Loan Agreement, the Company issued a warrant to the lender to purchase 65,000 shares of Series A 2005 Convertible Preferred Stock, and incurred approximately $215,000 for debt issuance costs. The fair value of the warrant, which was determined using Black-Scholes option-pricing model upon issuance, approximated $431,000.

The outstanding principal balance of the Term Loan bore interest at a rate of per annum equal to greater of the LIBOR Rate plus 6.5% and 10% and had an additional 2% paid-in-kind interest. Interest was payable monthly with all principal balance payable upon maturity. The Term Loan permitted the Company to prepay all principal balances with a prepayment charge. In August 2010, the Company repaid the entire $6.0 million of the then outstanding principal balance and incurred a prepayment charge of $60,000. The terms of the Loan Agreement required the Company to comply with various covenants. Through August, 2010, when the Term Loan was repaid, the Company was in compliance with the terms of the Loan Agreement.

Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Related Party Transactions

5. Related Party Transactions

Agreement with Solera Capital, LLC

The Company had a management agreement with Solera Capital, LLC, or Solera, an affiliate of its principal stockholder, Solera Partners, L.P., to provide consulting and advisory services to the Company for a term ending on the later of: (i) March 5, 2014, or (ii) the date on which Solera and its affiliates cease to own at least 10% of the voting equity of the Company (including any successor thereto). The services to be provided under the agreement included (i) assisting in the raising of additional debt and equity capital from time to time for the Company, if deemed advisable by the Board of Directors of the Company, (ii) assisting the Company in its long-term strategic planning generally, and (iii) providing such other consulting and advisory services as the Company may reasonably request.

In consideration of Solera providing the services listed above, effective April 1, 2011, the Company was obliged to pay Solera an annual advisory fee of $600,000, payable quarterly. The Company was also obliged to reimburse Solera for out-of-pocket costs and expenses incurred by Solera on behalf of the Company. During the three months ended June 30, 2011, the Company incurred $150,000 for such consulting and advisory services. The advisory services agreement with Solera was terminated upon the consummation of the IPO and as such the Company paid Solera a one-time termination fee of $1.3 million in April 2012.

6.	Related Party Transactions

Agreement with Solera Capital, LLC

In April 2011, the Company entered into a management agreement to supersede a prior agreement by and between the Company and Solera Capital, LLC, or Solera, an affiliate of its principal stockholder, Solera Partners, L.P., to retain Solera to continue to provide consulting and advisory services to the Company for a term ending on the later of: (i) March 5, 2014, or (ii) the date on which Solera and its affiliates cease to own at least 10% of the voting equity of the Company (including any successor thereto). Such services may include (i) assisting in the raising of additional debt and equity capital from time to time for the Company, if deemed advisable by the Board of Directors of the Company, (ii) assisting the Company in its long-term strategic planning generally, and (iii) providing such other consulting and advisory services as the Company may reasonably request.

In consideration of Solera providing the services listed above, effective April 1, 2011, the Company agreed to pay Solera an annual advisory fee of $600,000, payable quarterly in advance on the first day of each calendar quarter, provided, however, that the fee for the calendar quarter commencing April 1, 2011 was due within 10 days of date of the agreement. The Company also agreed to reimburse Solera for Solera’s out-of-pocket costs and expenses incurred in connection with the investment by Solera in the Company in the performance of Solera’s duties under the agreement. During the years ended March 31, 2012, 2011and 2010, the Company incurred $0.6 million, $0.4 million and $0.4 million, respectively, for such consulting and advisory services. The advisory services agreement with Solera was terminated upon the consummation of the IPO and as such the Company paid to Solera a one-time termination fee of $1.3 million in April 2012. At March 31, 2012 and 2011, the balance due under these agreements, including reimbursable out-of-pocket expenses, was approximately $1.3 million and $6,000, respectively.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies

6. Commitments and Contingencies

Lease Commitments

The Company leases office space and other equipment under noncancelable operating leases that expire through fiscal year 2016. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the three months ended June 30, 2012 and 2011 was $120,000 and $160,000, respectively.

Future minimum lease payments under the noncancelable operating lease as of June 30, 2012 are as follows (in thousands):

Lease Payments
Nine Months Ending March 31, 2013	$412
Fiscal Year Ending March 31:
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,008

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of June 30, 2012, the Company’s purchase commitments totaled $13.1 million, which will substantially be incurred within a year.

The Company has an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015. The expense is included in selling, general and administrative expenses in the condensed consolidated statements of operations.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

7.	Commitments and Contingencies

Lease Commitments

The Company leases office space and other equipment under noncancelable operating leases that expire through fiscal year 2016. Rent expense for non-cancellable operating leases with scheduled rent increases is recognized on a straight-line basis over the lease term. Rent expense for the years ended March 31, 2012, 2011and 2010 was approximately $480,000, $309,000 and $215,000, respectively.

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145

Purchase Commitments

The Company has material non-cancelable purchase commitments, directly or through contract manufacturers, to purchase ingredients to be used in the future to manufacture its products. As of March 31, 2012, the Company’s purchase commitments totaled $10.0 million, which will substantially be incurred in fiscal 2013.

In September 2011, the Company entered into an agreement with its contract warehousing company that includes minimum overhead fees of $200,000 annually beginning April 1, 2012 through June 2015.

In November 2011, the Company entered into an agreement with one of its contract manufacturers for the purchase of product formulas for a purchase price of $2.0 million. The agreement requires annual payments of at least $150,000 in each of the first six years of the agreement with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018.

Indemnifications

In the normal course of business, the Company enters into contracts that contain a variety of representations and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations, and, accordingly, the Company believes that the estimated fair value of these indemnification obligations is minimal and has not accrued any amounts for these obligations.

Legal Matters

From time to time, the Company is subject to claims and assessments in the ordinary course of business. The Company is not currently a party to any litigation matter that, individually or in the aggregate, is expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Convertible Preferred Stock	12 Months Ended
Mar. 31, 2012
Convertible Preferred Stock
8.	Convertible Preferred Stock

The convertible preferred stock at March 31, 2012 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$41,418
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	50,226
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	40,783

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$132,427

The convertible preferred stock at March 31, 2011 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$39,543
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	47,740
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	38,617

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$125,900

As of March 31, 2012 and 2011, the Company had the authority to issue 6,455,531 shares of blank check preferred stock, par value $0.001 per share (the “Blank Check Preferred Stock”).

The rights, preferences and privileges of the Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock are as follows:

Voting

Each holder of outstanding shares of convertible preferred stock is entitled to cast a number of votes equal to the number of whole shares of common stock into which such holder’s shares of convertible preferred stock are convertible as of the applicable record date.

Certain Protective Provisions

In addition to any other voting powers provided by law, the Company must obtain the vote of at least 51% of the outstanding shares of each of the Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock in order to effect certain changes adverse to the authorized preferred stock, issue securities to the public or outside of a duly adopted stock option plan, effect a change in control or deviate from the pre-approved budget and business strategy of the Company, including composition and compensation of its senior management, or enter into any other material transactions out of the ordinary course of business, including affiliate transactions, guarantees and joint ventures.

Dividends

The holders of the outstanding shares of convertible preferred stock are entitled to receive non-cumulative dividends, when and if declared by the Board of Directors on the common stock, whether payable in cash, securities or other property. Each holder of convertible preferred stock shall be entitled to dividends based on the number of shares of common stock into which those shares of convertible preferred stock could be converted as of the record date, or if no record date is established, on the date such dividend is declared. The Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock rank pari passu with each other, and senior to the common stock, with respect to dividend distributions.

During the years ended March 31, 2012, 2011 and 2010, the convertible preferred stockholders received cash dividends of $1.07, $0.99 and $0.28 per share, respectively, or approximately $13.1 million, $12.2 million and $3.4 million in the aggregate, respectively, as a result of participating in the common stock dividend.

Conversion

The holders of shares of convertible preferred stock have the right, at the election of the holders of at least a majority of such series of preferred stock, to convert such shares into that number of shares of common stock equal to the applicable initial purchase price divided by the conversion price then in effect. No fractional shares of common stock would be issued upon such conversion. Initially, such conversion would have been on a 1-for-1 basis, subject to adjustment for any stock dividend, stock split, reclassification, recapitalization, consolidation or similar event. In addition, the holders of shares of convertible preferred stock are entitled to anti-dilution protection, which provides that, subject to certain exceptions, upon a subsequent dilutive issuance of common stock for a purchase price per share of less than the applicable conversion price then in effect, the conversion price of such series of preferred stock would be adjusted on a weighted average basis. As a result, the conversion ratio of convertible preferred stock to common stock would be adjusted accordingly. As of March 31, 2011, the conversion ratio for each series of convertible preferred stock was 1-for-1. On March 7, 2012, we declared a stock split effected as a stock dividend of 0.239385 shares for each share of common stock. As a result, the conversion ratio for each series of convertible preferred stock as of March 31, 2012 was 1-for-1.239385.

Each share of convertible preferred stock will automatically convert into shares of common stock at the then effective and applicable conversion price immediately prior to the consummation of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sales of common stock with a price per share of common stock, prior to underwriting commissions, of no less than three times the applicable initial purchase price of such series of convertible preferred stock, subject to adjustment for any stock split, dividend, combination, recapitalization or the like.

Each holder of outstanding shares of convertible preferred stock immediately prior to such automatic conversion shall be entitled to all dividends which have been declared but unpaid prior to the time of automatic conversion. Such dividends shall be paid to all such holders within 30 days of the automatic conversion. As of March 31, 2012, no dividends had been declared but unpaid by the Company.

Liquidation

Upon liquidation, dissolution or winding up of the Company, the holders of convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the holders of common stock, an amount per share equal to the greater of (i) the sum of the applicable initial purchase price, subject to adjustment for any stock dividend, stock split, reclassification, recapitalization, consolidation or similar event and the product of 8% of the initial purchase price, as so adjusted, and a fraction, the numerator of which is the number of calendar days elapsed since the original issuance of such series of convertible preferred stock and the denominator of which is 365, and (ii) the amount each share of convertible preferred stock would receive in connection with such liquidation event if such shares had been converted into common stock immediately prior to such liquidation. The initial purchase price for each share of Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock was $6.14772, $6.45 and $7.35, respectively. The original issuance dates for shares of Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock were August 9, 2002, July 1, 2004 and November 14, 2005, respectively. The Series A 2002 Convertible Preferred Stock, Series A 2004 Convertible Preferred Stock and Series A 2005 Convertible Preferred Stock rank pari passu with each other, and senior to the common stock, with respect to distributions upon the liquidation, winding-up and dissolution of the Company. A liquidation event includes sales of substantially all of the Company’s property and assets, or any merger, consolidation, recapitalization, stock purchase or other, pursuant to which 50% or more of the Company’s shares are acquired by a third party.

Convertible Preferred Stock Warrant	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Convertible Preferred Stock Warrant

7. Convertible Preferred Stock Warrant

In connection with a prior term loan, the Company had issued a warrant to Hercules Technology II, L.P. (“Hercules”) for the purchase of 80,560 shares of Series A 2005 Convertible Preferred Stock at an exercise price of $8.07 per share. The warrant was immediately exercisable on the date of issuance and was scheduled to expire at the earlier of five years from a qualifying IPO of the Company’s common stock or April 1, 2018. Upon the consummation of the Company’s IPO on April 2, 2012, the warrant became a warrant to purchase 80,560 shares of our common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital. On April 12, 2012, Hercules exercised the warrant to purchase 80,560 shares of our common stock by surrendering 17,367 shares to pay for the exercise. As a result, the Company issued Hercules 63,193 shares of common stock.

As of April 2, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

April 2, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Remaining Contractual Life. The Company derived the remaining contractual life based on the remaining term through actual exercise on April 12, 2012.

Risk-Free Interest Rate. The risk-free interest rate was based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the warrant.

Volatility. Since prior to the IPO the Company was a private entity with no historical data regarding the volatility of its preferred stock, the expected volatility used was based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Dividend Yield. Although the Company in the past declared dividends, no future dividends are expected to be available to benefit the warrant holder, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

Prior to April 2, 2012, the Company categorized the convertible preferred stock warrant liability as a Level 3 financial liability since there was no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

April 2, 2012
Fair value at March 31, 2012	$2,157
Change in fair value recorded in other income (expense), net	13

Fair value at April 2, 2012	$2,170

9.	Convertible Preferred Stock Warrant

In March 2008, in connection with the Term Loan (Note 5), the Company issued a warrant to the lender for the purchase of 65,000 shares of Series A 2005 Convertible Preferred Stock at an exercise price of $10.00 per share. The fair value of the warrant, which was determined using Black-Scholes option-pricing model upon issuance, approximated $431,000 (Note 2). The warrant was immediately exercisable on the date of issuance and expires at the earlier of five years from a qualifying initial public offering of the Company’s common stock or April 1, 2018. As of March 31, 2012, the holder of the warrant had not exercised the warrant.

As of March 31, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

March 31, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Remaining Contractual Life. The Company derived the remaining contractual life based on a combination of a probability weighted term of (i) the remaining contractual term of the warrant (ii) a weighted average of the remaining term under probable scenarios used to determine the fair value of the underlying stock and (iii) the remaining term through actual exercise on April 12, 2012.

Risk-Free Interest Rate. The risk-free interest rate is based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the warrant.

Volatility. Since prior to the IPO the Company was a private entity with no historical data regarding the volatility of its preferred stock, the expected volatility used is based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Dividend Yield. Although the Company has on occasion declared dividends, no future dividends are expected to be available to benefit warrant holder, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

The convertible preferred stock warrant provides anti-dilution protection from any subsequent financings at a per share price lower than the exercise price of the warrant. Therefore, in addition to the assumptions and methodologies discussed above, the Company also determined a fair value for such anti-dilution protection, which was included in the fair value calculation of the warrant.

During fiscal 2012, the Company corrected errors in the measurement of the convertible preferred stock warrant liability through March 31, 2011 and recorded a loss of $518,000 included in other income (expense), net in the accompanying statement of operations (Note 2).

The Company categorizes the convertible preferred stock warrant liability as a Level 3 financial liability since there is no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Fiscal Year Ended March 31, 2012
Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as recorded	$431
Change in fair value of the convertible preferred stock warrant liability through fiscal 2011 (Note 2)	518

Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as corrected	949
Change in fair value of the convertible preferred stock warrant liability during the fiscal 2012	1,208

Fair value of convertible preferred stock warrant liability—end of fiscal 2012	$2,157

Common Stock	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Common Stock

9. Common Stock

As of June 30, 2012 and March 31, 2012, the Company’s certificate of incorporation authorized 30,000,000 and 24,000,000 shares of common stock, $0.001 par value per share, respectively, of which 17,060,111 and 483,242 shares were issued and outstanding, respectively. Each share of the common stock has the right to one

10.	Common Stock

The Company’s certificate of incorporation authorized 24,000,000 shares of common stock, $0.001 par value per share, of which 483,242 and 464,994 shares were issued and outstanding as of March 31, 2012 and 2011, respectively. Each share of the common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when or if declared by the Board of Directors. During the years ended March 31, 2012, 2011 and 2010, the Company declared and paid common shareholders cash dividends of $0.86, $0.80 and $0.22 per share, respectively, or approximately $408,000, $371,000 and 102,000 in the aggregate, respectively.

Stock Option Plans	12 Months Ended
Mar. 31, 2012
Stock Option Plans
11.	Stock Option Plans

2004 Stock Option Plan

In November 2004, the Board of Directors of the Company adopted the 2004 Stock Option Plan (the “2004 Plan”). Under the 2004 Plan, as amended, 1,859,078 shares of the Company’s common stock, in the form of incentive and non-qualified stock options, may be granted to eligible employees, directors and consultants. Vesting and exercise provisions are determined by the Board of Directors at the time of grant. Options granted to date generally vest annually on a straight-line basis over a two- to five-year period from the date of grant. Vested options can be exercised at any time and generally expire ten years after the grant date. Options may be exercised once vested at the price per share, determined by the Board of Directors when granted, which approximates the fair market value at the grant date. In the event that nonqualified option holder’s continuous service terminates, the option holder generally has three months from the date of termination in which to exercise vested options.

As of February 22, 2012, the 2004 Plan provided that the Company may issue options to purchase up to 423,313 shares of our common stock, the Company’s compensation committee determined that no further awards would be granted under the 2004 Plan. The total number of shares of common stock issuable upon exercise of options outstanding and the total number of shares of common stock provided for under the 2004 Plan or any other stock option plan or similar plan or agreement may not exceed 30% of outstanding shares of the Company’s common stock. If outstanding stock options expire or are canceled without having been fully exercised, the underlying shares will not become available for purposes of the 2004 Plan.

Annie’s, Inc. Omnibus Incentive Plan

In February 2012, the Board of Directors adopted and the Company’s shareholders approved the Omnibus Incentive Plan, which became effective subject to the completion of our IPO. A total of 867,570 shares of common stock were initially reserved for future issuance under the Omnibus Incentive Plan. Any shares covered by an award that are forfeited, expired, canceled, settled in cash or otherwise terminated without delivery of shares to the grantee will be available for future grants under the Omnibus Incentive Plan. However, shares surrendered to or withheld by the Company in payment or satisfaction of the exercise price of an award or any tax withholding obligation with respect to an award will not be available for the grant of new awards. The Omnibus Incentive Plan provides for grants of incentive stock options, or ISOs, non-qualified stock options, or NSOs, stock appreciation rights, or SARs, restricted stock, restricted stock units, performance awards, other stock-based awards and cash-based incentive awards.

Effective March 27, 2012, the Company granted option awards for the right to purchase 261,564 shares of common stock, 16,700 restricted stock units and 49,199 performance share units to its employees. As of March 27, 2012, the weighted-average grant date fair value of the options, restricted stock units and performance share units was $7.15, $19.00 and $19.00, respectively. The options granted to employees vest in four equal installments beginning on the second anniversary of the grant date, and on each anniversary thereafter, provided continuance of employment with the Company. The restricted stock units granted to employees vest 50% on the second anniversary of the grant date, and the remaining 50% on the third anniversary of the grant date, provided continuance of the employment with the Company. The performance share units granted to employees vest based on achievement of required cumulative compounded earnings per share growth during the three-year period beginning at the first fiscal quarter beginning after the grant date and ending March 31, 2015. As of March 31, 2012, the Omnibus Incentive Plan provides that the Company may issue awards to purchase up to 540,107 shares of our common stock.

Non-plan Stock Option Awards

The Company granted performance based option awards for the right to purchase 176,615 shares of common stock to certain key management prior to fiscal 2012, all of which were vested in full as of March 31, 2012. Vesting and exercise provisions are determined by the Board of Directors at the time of grant. Options granted to date vest according to the performance feature underlying the grant. Vested options can be exercised at any time and expire generally five to ten years after the grant date. In the event that an option holder’s continuous service terminates, the option holder generally has three months from the date of termination in which to exercise vested options.

Activity of stock options under our 2004 Plan, non-plan option awards and Omnibus Incentive Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
				(in thousands)
Balance, March 31, 2010	1,488,545	$6.69
Exercised	(3,717)	7.00
Cancelled	(48,959)	7.41

Balance, March 31, 2011	1,435,869	$6.66
Reserved	—	—
Repurchased	(50,272)	4.98
Granted	428,883	18.36
Cancelled	(33,777)	7.95
Exercised	(21,336)	5.09

Balance, March 31, 2012	1,759,367	$9.56

Vested and expected to vest—March 31, 2012	1,583,019	$8.57	4.4	$41,579

Exercisable—March 31, 2012	1,302,603	$6.68	3.4	$36,680

The following table summarizes information about stock options outstanding at March 31, 2012:

	Options Outstanding
Exercise Price	Stock Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Options Exercisable
$3.70—3.70	117,896	0.6	117,896
4.93—5.20	357,218	2.2	357,218
6.62—6.62	327,995	4.3	327,995
7.30—7.95	98,534	2.5	98,534
8.55—8.75	137,577	4.8	131,631
8.88—8.88	291,264	4.8	269,329
16.94—17.55	167,319	9.2	—
19.00—19.00	261,564	10.0	—

	1,759,367	5.0	1,302,603

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The valuation model for stock compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term (weighted-average period of time that the options granted are expected to be outstanding); volatility of the Company’s common stock, an assumed-risk-free interest rate and the estimated forfeitures of unvested stock options.

	Fiscal Year Ended March 31,
	2012	2011	2010
Expected term (in years)	5.2 - 6.9	N/A	6.9
Expected volatility	41% - 42%	N/A	42%
Risk-free interest rate	1.1% - 3.1%	N/A	4.6%
Expected dividend rate	0%	N/A	0%

Fair Value of Common Stock. The fair value of the shares of common stock underlying the stock options has historically been determined by the Board of Directors. Because there had been no public market for the Company’s common stock prior to March 28, 2012, the Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance and general and industry-specific economic outlook, amongst other factors.

Weighted-Average Expected Term. The Company derived the expected term using several factors including the ratio of market value to the strike price, volatility, proximity to recent vesting and the remaining option term. In addition, the Company considered behavioral factors including portfolio diversification, liquidity considerations, risk aversion and tax planning in its model to determine the expected term.

Volatility. Since the Company has no historical data regarding the volatility of its common stock, the expected volatility used is based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Risk-Free Interest Rate. The risk-free interest rate is based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the options.

Dividend Yield. Although the Company has on occasion declared dividends, no future dividends are expected to be available to benefit option holders, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

Forfeitures. The Company is required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock based compensation expense only for those awards that are expected to vest. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period that the estimates are revised.

The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate assumption based on actual forfeitures, analysis of employee turnover, and other related factors.

The total intrinsic value of share options exercised during the years ended March 31, 2012, 2011 and 2010 was $635,000, $37,000 and $1,000, respectively. The intrinsic value is calculated based on the difference between the exercise price and the fair value of the common stock.

The weighted average grant date fair value of the employee stock options granted during the years ended March 31, 2012 and 2010 was $7.62 and $4.51 per share, respectively. No employee stock options were granted in fiscal 2011.

Stock-based compensation expense, related to stock options granted to the employees included in selling, general and administrative expenses, for the years ended March 31, 2012, 2011 and 2010 was approximately $506,000, $373,000 and $902,000, respectively.

The following table summarizes the activity of unvested restricted stock units and performance share units during fiscal 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value
Unvested at March 31, 2011	—	$—
Granted	65,899	19.00
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	—	—

Unvested at March 31, 2012	65,899	$19.00

The Company granted 65,899 restricted stock units and performance share units during fiscal 2012. No restricted stock units or performance share units were granted prior to fiscal 2012.

As of March 31, 2012, there was $3.5 million of total unrecognized compensation cost related to unvested share-based compensation arrangements which is expected to be recognized over a weighted average period of 3.7 years.

Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
12.	Employee Benefit Plans

The Company offers a retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Under the plan, the Company matches 25% up to a maximum of 6% of eligible compensation, not to exceed $2,000. Contribution expense was not material for the years presented.

Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Income Taxes

10. Income Taxes

We recognized income tax expense of $1.4 million for the three months ended June 30, 2012, compared to $1.0 million in the same period last year. The estimated effective tax rate was 40.9% for the three months ended June 30, 2012, compared to 34.9% in the same period last year. The effective tax rate is based on a projection of our annual fiscal year results. Our effective tax rate for the three months ended June 30, 2012 was higher than the effective tax rate for the three months ended June 30, 2011 largely due to a tax benefit recorded during the three months ended June 30, 2011 related to an increase in the tax rate applied for deferred tax assets due to an increase in the federal and state tax rates.

In addition, during the three months ended June 30, 2012, we recognized $11.8 million of tax deductions associated with stock option exercises. As of June 30, 2012, $11.4 million of these tax deductions are considered “excess” stock compensation related deductions, resulting in a reduction in taxes payable of $1.3 million, recording a tax refund receivable of $2.9 million, with a corresponding increase in additional paid in capital of $4.2 million. We will recognize the remaining $0.4 million of stock compensation related deductions as a reduction in taxes payable in future periods as we generate state taxable income.

The Company files consolidated tax returns for federal income taxes as well as for state income taxes in various state jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities. These audits include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and local tax laws. The Company is potentially subject to U.S. federal, state and local income tax examinations for years 2005 and beyond.

The Company does not have any unrecognized tax positions as of June 30, 2012 that if recognized would affect the annual effective tax rate. No interest or penalties have been accrued for any period presented. Based on the Company’s assessment, including past experience and complex judgments about future events, the Company does not expect that changes in the liability for unrecognized tax benefits during the next twelve months will have a significant impact on its financial position or results of operations.

13.	Income Taxes

The provision for (benefit from) income taxes was as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Current
Federal	$4,205	$446	$122
State	1,894	941	278

	6,099	1,387	400

Deferred
Federal	933	4,220	—
State	(444)	(59)	—

	489	4,161	—
Less: Valuation allowance	—	(11,295)	—

	489	(7,134)	—

Provision for (benefit from) income taxes	$6,588	$(5,747)	$400

The provision for (benefit from) income taxes for fiscal 2012, 2011 and 2010 differs from the expense that is computed by applying the federal statutory rate to the pre-tax income, due primarily to state taxes and the change in valuation allowance on the net deferred tax assets.

The reconciliation of the statutory federal income tax rate to the Company’s effective tax is presented below:

	Fiscal Year Ended March 31,
	2012	2011	2010
Tax at federal statutory rate	34.2%	34.0%	34.0%
State income taxes, net of federal benefit	5.8	4.0	4.2
Non-deductible permanent difference	3.7	—	5.1
Effect of tax rate change	(1.0)	—	—
Change in valuation allowance	—	(78.4)	(37.7)
Other	(2.0)	0.5	0.6

Provision for (benefit from) income taxes	40.7%	(39.9)%	6.2%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are presented below (in thousands):

	March 31,
	2012	2011	2010
Deferred tax assets
Net operating loss carryforwards	$3,975	$4,365	$10,476
Share-based compensation expense	1,441	1,121	1,006
Accrued bonus	738	897	—
Other, net	915	1,087	375

	7,069	7,470	11,857
Valuation allowance	(424)	(336)	(11,857)

Net deferred tax assets	$6,645	$7,134	$—

A valuation allowance was recorded for the full amount of the net deferred tax assets as of March 31, 2010 and 2009 as management determined that those future benefits were more likely than not to be non-realizable. Management had made this determination after assessing the cumulative loss position of the Company and other factors. Due to the Company’s profitability fiscal 2011 and projected operating results, management determined during fiscal 2011 that it is more likely than not that the deferred tax assets will be realized and, accordingly, a deferred tax valuation allowance release of $11.3 million was recorded as an income tax benefit.

As of March 31, 2012, the Company has a $5.1 million state capital loss carryforward resulting from the disposition of Fantastic Foods in fiscal 2009, for which a full valuation allowance is recorded because management believes it is more likely than not that the Company will not generate a capital gain needed to be able to offset the state capital loss.

The Company had the following net operating loss (“NOL”) carryforwards for tax purposes (in thousands):

	March 31,
	2012	2011	2010
Federal	$9,931	$12,020	$28,311
State	7,686	6,070	12,310

These NOL carryforwards are available to offset future federal and state taxable income through 2028. Pursuant to Section 382 of the Internal Revenue Code, if there is a change in stock ownership of the Company exceeding 50% during a three-year period, the utilization of the Company’s NOL carryforwards may be limited. The business acquisitions in fiscal 2005 resulted in a change in stock ownership and, consequently, the Company’s NOLs generated prior to these ownership changes are subject to an annual limitation.

The Company files consolidated tax returns for federal income taxes as well as for state income taxes in various state jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities. These audits include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state, and local tax laws. The Company is open for U.S. federal, state and local income tax examinations for fiscal 2006 and beyond.

The Company did not have any unrecognized tax positions at March 31, 2012, 2011 and 2010 that if recognized would affect the annual effective tax rate. During the years ended March 31, 2012, 2011 and 2010, the Company did not record any accrued interest or penalties for federal and state income tax purposes. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company’s assessment, including past experience and complex judgments about future events, the Company does not expect that changes in the liability for unrecognized tax benefits during the next twelve months will have a significant impact on its financial position or results of operations.

Net Income per Share of Common Stock attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Net Income per Share of Common Stock attributable to Common Stockholders

11. Net Income per Share of Common Stock attributable to Common Stockholders

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Three Months Ended June 30,
	2012	2011
Convertible preferred stock	—	15,221,571
Options to purchase common stock	2,562	68,164
Convertible preferred stock warrant	—	80,560

Total	2,562	15,370,295

A reconciliation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Three Months Ended June 30,
	2012	2011
Net income per share:
Net income	$2,131	$1,812
Less: Income attributable to convertible preferred stockholders	—	1,758

Net income attributable to common stockholders—basic and diluted	$2,131	$54

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	16,936,007	464,994
Potential dilutive options	659,040	771,416
Potential dilutive restricted stock units	5,861	—

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	17,600,908	1,236,410

Net income per share attributable to common stockholders
—Basic	$0.13	$0.12

—Diluted
	$0.12	$0.04

14.	Net Income per Share of Common Stock attributable to Common Stockholders

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Fiscal Year Ended March 31,
	2012	2011	2010
Convertible preferred stock (on an as-if converted basis)	15,221,571	15,221,571	15,221,571
Options to purchase common stock	379,304	—	143,757
Restricted stock units and performance share units	65,899	—	—
Convertible preferred stock warrant	80,560	—	—

Total	15,747,334	15,221,571	15,365,328

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Fiscal Year Ended March 31,
	2012	2011	2010
Net income per share:
Numerator
Net income	$9,589	$20,155	$6,023
Less: Dividends paid to convertible preferred stockholders	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders	(3,842)	7,400	2,468

Net income attributable to common stockholders—basic and diluted	$290	$596	$177

Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	469,089	461,884	461,248
Potential dilutive options, as calculated using treasury stock method	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method	—	35,680	16,112

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	1,111,088	1,201,125	899,539

Net income per share attributable to common stockholders
—Basic	$0.62	$1.29	$0.38

—Diluted	$0.26	$0.50	$0.20

Geographic Areas and Product Sales	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Geographic Areas and Product Sales

12. Geographic Areas and Product Sales

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Three Months Ended June 30,
	2012	2011
United States	$33,148	$27,764
Canada	1,145	846

	$34,293	$28,610

The following table sets forth net sales by product category (in thousands):

	Three Months Ended June 30,
	2012	2011
Meals	$14,667	$10,452
Snacks	13,463	11,898
Dressings, condiments and other	6,163	6,260

	$34,293	$28,610

All of the Company’s long-lived assets are located in the U.S.

15.	Geographic Areas and Product Sales

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
United States	$136,803	$114,454	$92,830
Canada	4,501	3,162	3,185

	$141,304	$117,616	$96,015

The following table sets forth net sales by product expressed as dollar amounts (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Meals	$60,624	$49,168	$43,838
Snacks	56,789	44,687	27,252
Dressings, condiments and other	23,891	23,761	24,925

	$141,304	$117,616	$96,015

All of the Company’s long-lived assets are located in the U.S.

Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events

13. Subsequent Events

Filing of S-1 Registration Statement

On July 17, 2012, the Company filed a registration statement on Form S-1 under the Securities Act with the SEC (the “S-1 Registration Statement”) for a secondary public offering of common stock of the Company. Certain stockholders, including Solera and certain other affiliates, intend to sell 3,173,892 shares of common stock in the offering. The Company will not receive any proceeds from the sale of shares by the stockholders. The underwriters have an option to purchase a maximum of 476,084 additional shares from the stockholders to cover overallotments of shares. The Company will not receive any proceeds from the exercise of the underwriters’ option to purchase additional shares. The estimated offering expenses payable by the Company are $0.7 million, which includes legal, accounting and printing costs and various other fees associated with the registration of common stock.

16.	Subsequent Events

Initial Public Offering

On April 2, 2012, the Company closed its IPO, in which it sold 950,000 shares and the selling stockholders sold 4,800,000 shares of common stock at a price to the public of $19.00 per share. The aggregate offering price for shares sold in the offering was $109.3 million. The shares sold by the selling stockholders include 750,000 additional shares purchased by the underwriters from certain selling stockholders pursuant to an option the underwriters held to cover overallotments of shares. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The Company raised approximately $11.4 million in net proceeds after deducting underwriting discounts and commissions of $1.3 million and other offering expenses of $5.3 million.

Immediately prior to the closing of the IPO, the outstanding shares of convertible preferred stock were automatically converted into 15,221,571 shares of common stock, the Company’s outstanding convertible preferred stock warrant was automatically converted into a common warrant to purchase a total of 80,560 shares of common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital. The consolidated financial statements, including share and per share amounts, do not include the effects of the IPO because the IPO was completed after March 31, 2012.

Upon consummation of the IPO, our Amended and Restated Certificate of Incorporation and Amended and Restated Bylaws took effect.

Costs directly associated with the IPO were capitalized and recorded as deferred offering costs prior to the closing of the IPO. We filed our initial Form S-1 with the SEC on December 1, 2011 and closed our IPO on April 2, 2012. These costs have been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. Deferred offering costs were approximately $5.3 million as of March 31, 2012.

The table below shows, on a pro forma basis, the impact of our IPO on certain condensed consolidated balance sheet items. The pro forma condensed consolidated balance sheet data below gives effect to (i) the sale of 5,750,000 shares of common stock from the IPO at an offering price of $19.00 per share after deducting the underwriting discounts and commissions and offering expenses incurred by the Company, (ii) conversion of all of our outstanding shares of convertible preferred stock into 15,221,571 shares of common stock, (iii) conversion of our warrant for Series A 2005 Convertible Preferred Stock into a warrant to purchase a total of 80,560 shares of common stock and the related reclassification of the convertible preferred stock warrant liability to stockholders’ equity upon the completion of this offering, and (iv) payment of $1.3 million to Solera for a one-time advisory agreement termination fee, payment of $5.3 million for deferred initial public offering costs and pay down of a portion of our credit facility from the remaining net proceeds, (in thousands):

	March 31, 2012	Pro Forma March 31, 2012
		(unaudited)
Condensed Consolidated Balance Sheet Data:
Cash	$562	$562
Total current assets	26,045	26,045
Total assets	$72,429	$67,086

Total current liabilities	$9,618	$8,318
Total non-current liabilities	15,874	3,573
Convertible preferred stock	81,373	—
Stockholder’s equity (deficit)
Common stock	1	17
Additional paid-in capital	4,392	94,007
Accumulated deficit	(38,829)	(38,829)

Total stockholders’ equity (deficit)	(34,436)	55,195

Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$72,429	$67,086

Exercise of Warrant

In March 2008, in connection with a term loan from Hercules Technology II, L.P. (“Hercules”), we issued a warrant to Hercules for the purchase of 65,000 shares of Series A 2005 Convertible Preferred Stock. The warrant was immediately exercisable on the date of issuance and expires at the earlier of five years from a qualifying initial public offering of our common stock or April 1, 2018. Upon the consummation of the IPO, the warrant became a warrant to purchase common stock. Pursuant to the terms of the warrant, the stock dividend we effected altered the number of shares issuable upon the exercise of the warrant and, as a result, 80,560 shares of common stock were issuable upon the exercise of the warrant. On April 12, 2012, Hercules exercised the warrant in full using the net issuance method permitted under its terms. As a result, we issued Hercules 63,193 shares of common stock. Also refer to Note 9 to our consolidated financial statements above.

Filing of S-8 Registration Statement

On April 30, 2012, we filed a registration statement on Form S-8 under the Securities Act with the SEC (the “S-8 Registration Statement”). The S-8 Registration Statement registered a total of 2,362,850 shares of common stock, which includes all shares issued or reserved for issuance under our 2004 Plan, certain non-plan options and our Omnibus Incentive Plan, which was established in February 2012 (see Note 11). Shares registered under the S-8 Registration Statement will generally be available for sale in the open market after the 180-day lock-up period, which began on March 27, 2012, the date of the final prospectus.

Exercise of Options

In April 2012, certain of our former employees and former directors exercised options for 342,105 shares of our common stock. As a result of these exercises, we received a total of approximately $1.8 million in proceeds.

Pay down of Credit Facility

In April 2012, we paid down the outstanding balance of $12.8 million of our credit facility.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying interim condensed consolidated balance sheets as of June 30, 2012 and March 31, 2012, and the interim condensed consolidated statements of operations and cash flows for the three months ended June 30, 2012 and 2011 are unaudited. These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in Company’s Annual Report on Form 10-K filed with the SEC on June 8, 2012. The March 31, 2012 condensed consolidated balance sheet included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP for complete financial statements.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to state fairly our financial position as of June 30, 2012 and results of our operations and cash flows for the three months ended June 30, 2012 and 2011. The interim results for the three months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending March 31, 2013.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Annie’s Homegrown, Inc., Napa Valley Kitchen, Inc. and Annie’s Enterprises, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Initial Public Offering (IPO)

On April 2, 2012, the Company closed its IPO, in which it sold 950,000 shares and certain stockholders sold 4,800,000 shares of common stock at a price to the public of $19.00 per share. The aggregate amount of consideration for shares sold in the offering was $109.3 million. The shares sold by such stockholders included 750,000 additional shares purchased by the underwriters from certain of these stockholders pursuant to an option the underwriters held to cover overallotments of shares. The Company did not receive any proceeds from the sale of shares by the stockholders. The Company raised $11.1 million in net proceeds after deducting underwriting discounts and commissions of $1.3 million and other offering expenses of $5.6 million.

Immediately prior to the closing of the IPO, the outstanding shares of convertible preferred stock were automatically converted into 15,221,571 shares of common stock, the Company’s outstanding convertible preferred stock warrant was automatically converted into a common warrant to purchase a total of 80,560 shares of common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital.

Upon consummation of the IPO, our Amended and Restated Certificate of Incorporation or Charter and Amended and Restated Bylaws took effect. The Charter authorized 35,000,000 shares of capital stock, 30,000,000 shares, par value $0.001 per share, of which are common Stock and 5,000,000 shares, par value $0.001 per share, of which are preferred stock. No shares of preferred stock were issued and outstanding as of June 30, 2012.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reported periods. Actual results could differ from those estimates.

Concentration Risk

Customers with 10% or more of the Company’s net sales consist of the following:

	Net Sales
	Customer A	Customer B	Customer C
Three Months Ended June 30,
2012	28%	9%	10%
2011	25%	11%	12%

As of June 30, 2012, two customers represented 25% and 22%, respectively of accounts receivable. The same two customers represented 45% and 21%, respectively, of accounts receivable as of March 31, 2012.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities. The carrying amount of the convertible preferred stock warrant liability at March 31, 2012, represented its estimated fair value (Note 7). Upon consummation of the IPO on April 2, 2012, prior to the automatic conversion of the convertible preferred stock warrant into a common stock warrant, it was remeasured and the change in fair value was recorded as a non-cash charge in other income (expense), net and the related liability was reclassified to additional paid-in capital.

Property and Equipment

The Company capitalizes certain internal and external costs related to the development and enhancement of the Company’s internal-use software. Capitalized internal-use software development costs are included in property and equipment on the accompanying consolidated balance sheets. At June 30, 2012 and March 31, 2012, capitalized software development costs, net of accumulated amortization, totaled $2.4 million and 2.0 million, respectively. As of June 30, 2012, of the $2.4 million capitalized software development costs, net of accumulated amortization, $2.2 million was in construction in progress.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations. Shipping and handling costs primarily consist of costs associated with moving finished products to customers, including costs associated with distribution center, route delivery costs and the cost of shipping products to customers through third-party carriers. Shipping and handling costs recorded as a component of selling, general and administrative expenses were $1.3 million and $1.1 million for the three months ended June 30, 2012 and 2011, respectively.

Research and Development Costs

Research and development costs primarily consist of consumer research, employee-related costs for personnel responsible for the research and development of new products, supplies and materials. Research and development costs recorded as a component of selling, general and administrative expenses were $0.8 million and $0.4 million for the three months ended June 30, 2012 and 2011, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Total advertising costs for the three months ended June 30, 2012 and 2011 included in selling, general and administrative expenses were $0.3 million and $0.1 million, respectively.

Net Income Per Share of Common Stock

Basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share of common stock is computed by giving effect to all potentially dilutive securities outstanding during the period. Potential common shares included those underlying our convertible preferred stock (using the if-converted method), stock options to purchase our common stock and restricted stock units (using the treasury stock method) and the warrant to purchase our common stock (using the treasury stock method). Performance share units were excluded from potential common shares since no shares were issuable as of June 30, 2012 and March 31, 2012. The performance share units vest based on achievement of specified percentage of targeted cumulative compounded earnings per share growth rate during the three-year period beginning April 1, 2012 and ending March 31, 2015.

The potential common shares from the convertible preferred stock warrant and convertible preferred stock had an anti-dilutive effect on the earnings per share for the three months ended June 30, 2011, and, accordingly, were excluded from the calculation. Additionally, certain stock options to purchase our common stock had an anti-dilutive effect on the earnings per share for the periods presented, and were also excluded.

Net income attributable to common stockholders during the three months ended June 30, 2011, was allocated using the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company’s capital structure includes two or more classes of common stock or common stock and participating securities. Under this method, the Company reduced income from operations by the rights of the convertible preferred stockholders to participate in earnings. The earnings were allocated based on the relative percentage of weighted average shares of outstanding convertible preferred stock to the total number of weighted average shares of outstanding common and convertible preferred stock.

However, during the three months ended June 30, 2012, the Company did not allocate earnings using the two-class method because the earnings attributable to convertible preferred stockholders, prior to their conversion into common stockholders on April 2, 2012, were deemed not material.

Out-of-period Adjustment

During the first quarter of the prior fiscal year, the Company corrected an error in the measurement of the convertible preferred stock warrant liability. The correction increased the fair value of the convertible preferred stock warrant liability by $0.9 million and decreased additional paid-in capital by $0.4 million with a corresponding increase in expense of $0.5 million, which was recorded in other income (expense), net in the statement of operations during the three months ended June 30, 2011. The correction was an accumulation of an error that should have been recorded in prior periods and would have increased net loss for fiscal 2009 by $44,000, increased net income by $79,000 for fiscal 2010 and decreased net income by $0.6 million for fiscal 2011. Management had assessed the impact of this error and did not believe that it was material, either individually or in the aggregate, to any prior period financial statements or to the financial statements for the year ended March 31, 2012.

Preferred Stock	3 Months Ended
Jun. 30, 2012
Preferred Stock

8. Preferred Stock

The Company’s certificate of incorporation authorized 5,000,000 shares of preferred stock, $0.001 par value per share. As of June 30, 2012, no certificate of designations defining the rights and preferences of the preferred stock had been filed and no shares of preferred stock were outstanding.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying interim condensed consolidated balance sheets as of June 30, 2012 and March 31, 2012, and the interim condensed consolidated statements of operations and cash flows for the three months ended June 30, 2012 and 2011 are unaudited. These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in Company’s Annual Report on Form 10-K filed with the SEC on June 8, 2012. The March 31, 2012 condensed consolidated balance sheet included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP for complete financial statements.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments of a normal recurring nature considered necessary to state fairly our financial position as of June 30, 2012 and results of our operations and cash flows for the three months ended June 30, 2012 and 2011. The interim results for the three months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending March 31, 2013.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Annie’s Homegrown, Inc., Napa Valley Kitchen, Inc. and Annie’s Enterprises, Inc. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Annie’s Homegrown, Inc., Napa Valley Kitchen, Inc. and Annie’s Enterprises, Inc. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reported periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reported periods. Actual results could differ from those estimates.

Concentration Risk

Concentration Risk

Customers with 10% or more of the Company’s net sales consist of the following:

	Net Sales
	Customer A	Customer B	Customer C
Three Months Ended June 30,
2012	28%	9%	10%
2011	25%	11%	12%

As of June 30, 2012, two customers represented 25% and 22%, respectively of accounts receivable. The same two customers represented 45% and 21%, respectively, of accounts receivable as of March 31, 2012.

Concentration Risk

The Company controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs periodic credit evaluations of its customers and records an allowance for uncollectible accounts receivable based on a specific identification methodology. In addition, management may record an additional allowance based on the Company’s experience with accounts receivable aging categories. Accounts receivable are recorded net of allowances for trade discounts and doubtful accounts. As of March 31, 2012 and 2011, the Company had $5.2 million and $5.0 million, respectively, for allowance for trade discounts. The Company had no allowance for doubtful accounts as of March 31, 2012 and 2011.

Customers with 10% or more of the Company’s net sales and accounts receivable consist of the following:

	Net Sales			Accounts Receivable(1)
	Customer A	Customer B	Customer C
Fiscal Year Ended March 31,
2012	25%	15%	11%	66%
2011	28%	12%	12%	51%
2010	31%	*	10%	—

*	Represents less than 10% of net sales
—	Not presented
(1)	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.

The Company relies on a limited number of suppliers for the ingredients used in manufacturing its products. In order to mitigate any adverse impact from a disruption of supply, the Company attempts to maintain an adequate supply of ingredients and believes that other vendors would be able to provide similar ingredients if supplies were disrupted. The Company outsources the manufacturing of its products to contract manufacturers in the U.S. Two vendors accounted for 26% and 51% of accounts payable at March 31, 2012 and 2011, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities. The carrying amount of the convertible preferred stock warrant liability at March 31, 2012, represented its estimated fair value (Note 7). Upon consummation of the IPO on April 2, 2012, prior to the automatic conversion of the convertible preferred stock warrant into a common stock warrant, it was remeasured and the change in fair value was recorded as a non-cash charge in other income (expense), net and the related liability was reclassified to additional paid-in capital.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturities. The carrying amount of the convertible preferred stock warrant liability represents its estimated fair value (Note 9). Based on the borrowing rates available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the credit facility at March 31, 2012 approximated its fair value.

Cash		Cash The Company’s cash consists of highly liquid investments with original maturity of three months or less
Inventories

Inventories

Inventories are recorded at the lower of cost (determined under the first-in-first-out method) or market. Write downs are provided for finished goods expected to become nonsaleable due to age and provisions are specifically made for slow moving or obsolete raw ingredients and packaging. The Company also adjusts the carrying value of its inventories when it believes that the net realizable value is less than the carrying value. These write-downs are measured as the difference between the cost of the inventory, including estimated costs to complete, and estimated selling prices. These charges are recorded as a component of cost of sales. Once inventory is written down, a new, lower-cost basis for that inventory is established.

Property and Equipment

Property and Equipment

The Company capitalizes certain internal and external costs related to the development and enhancement of the Company’s internal-use software. Capitalized internal-use software development costs are included in property and equipment on the accompanying consolidated balance sheets. At June 30, 2012 and March 31, 2012, capitalized software development costs, net of accumulated amortization, totaled $2.4 million and 2.0 million, respectively. As of June 30, 2012, of the $2.4 million capitalized software development costs, net of accumulated amortization, $2.2 million was in construction in progress.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives. Maintenance and repairs are charged to expense as incurred. Assets not yet placed in use are not depreciated.

The useful lives of the property and equipment are as follows:

Equipment and automotive	3 to 7 years
Software	3 to 7 years
Plates and dies	3 years
Leasehold improvements	Shorter of lease term or estimated useful life

The Company capitalizes certain internal and external costs related to the development and enhancement of the Company’s internal-use software. Capitalized internal-use software development costs are included in property and equipment on the accompanying consolidated balance sheets. At March 31, 2012 and 2011, capitalized software development costs, net of accumulated amortization, totaled approximately $2.0 million and $434,000, respectively. As of March 31, 2012, of the $2.0 million capitalized software development costs, net of accumulated amortization, $1.6 million was still in construction in progress.

Goodwill

Goodwill

In connection with prior acquisitions, the Company recorded $30.8 million of goodwill resulting from the excess of the purchase price over the fair value of the assets acquired and the liabilities assumed.

Goodwill is tested for impairment annually in the fourth fiscal quarter and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, significant adverse change in customer demand or business climate that could affect the value of an asset or significant decrease in expected cash flows at the reporting unit. When impaired, the carrying value of goodwill is written down to fair value. The goodwill impairment test involves a two-step process and is tested at the Company’s sole reporting unit level by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the sole reporting unit exceeds its fair value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any. There was no impairment of goodwill identified during the years ended March 31, 2012, 2011 and 2010.

In September 2011, the FASB issued updated guidance on testing goodwill for impairment. The guidance simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis to determine whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider the qualitative assessment. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (the year ending March 31, 2013 for the Company). Early adoption is permitted. The Company adopted the guidance during the fourth quarter of fiscal 2012 and the adoption did not have an impact on its consolidated financial statements.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and prior to any goodwill impairment test. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. There was no impairment of long-lived assets during the years ended March 31, 2012, 2011 and 2010.

Convertible Preferred Stock Warrant Liability

Convertible Preferred Stock Warrant Liability

The Company accounts for the warrant to purchase shares of its convertible preferred stock as a liability at fair value upon issuance, because the warrant may obligate the Company to transfer assets to the holder at a future date under certain circumstances, such as a change of control. The warrant is subject to remeasurement to fair value at each balance sheet date, and any change in fair value is recognized in other income (expense), net in the consolidated statements of operations. See “Out-of-Period Adjustment” below. The liability is adjusted for changes in fair value until the earliest of the exercise, expiration of the convertible preferred stock warrant and conversion to a warrant to purchase common stock.

Convertible Preferred Stock

Convertible Preferred Stock

The holders of the Company’s convertible preferred stock control the vote of stockholders and board of directors through appointed representatives. As a result, the holders of the convertible preferred stock can force a change of control that would trigger liquidation. As redemption of the convertible preferred stock through liquidation is outside of the Company’s control, all shares of convertible preferred stock have been presented outside of permanent equity on the consolidated balance sheets.

Sales Recognition and Sales Incentives

Sales Recognition and Sales Incentives

Sales of the Company’s products are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, ownership and risk of loss have been transferred to the customer either upon delivery or pick up of products by the customer and there is a reasonable assurance of collection of the sales proceeds. Generally, the Company extends uncollateralized credit to its retailers and distributors ranging up to 30 days and performs ongoing credit evaluation of its customers. The payment terms are typically net-30 with a discount for net-10 payment. The Company recognizes sales net of estimated trade allowances, slotting fees, sales incentives, cash discounts and returns. The cost of these trade allowances, slotting fees and sales incentives is estimated using a number of factors, including customer participation and redemption rates. The Company has entered into contracts with various retailers granting an allowance for spoils and damaged products. Amounts related to shipping and handling that are billed to customers are reflected in net sales and the related shipping and handling costs are reflected in selling, general and administrative expenses. Product returns have not historically been material.

Cost of Sales

Cost of Sales

Cost of sales consists of the costs of ingredients utilized in the manufacture of products, contract manufacturing fees, packaging and in-bound freight charges. Ingredients account for the largest portion of the cost of sales, followed by contract manufacturing fees and packaging.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations. Shipping and handling costs primarily consist of costs associated with moving finished products to customers, including costs associated with distribution center, route delivery costs and the cost of shipping products to customers through third-party carriers. Shipping and handling costs recorded as a component of selling, general and administrative expenses were $1.3 million and $1.1 million for the three months ended June 30, 2012 and 2011, respectively.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general and administrative expenses in the consolidated statements of operations. Shipping and handling costs primarily consist of costs associated with moving finished products to customers, including costs associated with distribution center, route delivery costs and the cost of shipping products to customers through third-party carriers. Shipping and handling costs recorded as a component of selling, general and administrative expenses were $4.8 million, $4.7 million and $4.3 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Research and Development Costs

Research and Development Costs

Research and development costs primarily consist of consumer research, employee-related costs for personnel responsible for the research and development of new products, supplies and materials. Research and development costs recorded as a component of selling, general and administrative expenses were $0.8 million and $0.4 million for the three months ended June 30, 2012 and 2011, respectively.

Research and Development Costs

Research and development costs primarily consist of consumer research, employee-related costs for personnel responsible for the research and development of new products, supplies and materials. Research and development costs recorded as a component of selling, general and administrative expenses were approximately $2.0 million, $2.1 million and $1.3 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Total advertising costs for the three months ended June 30, 2012 and 2011 included in selling, general and administrative expenses were $0.3 million and $0.1 million, respectively.

Advertising Costs

Advertising costs are expensed as incurred. Total advertising costs for the years ended March 31, 2012, 2011 and 2010 included in selling, general and administrative expenses were approximately $1.2 million, $0.8 million and $1.1 million, respectively.

Segment Reporting

Segment Reporting

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Topic 280, Segment Reporting, establishes standards for reporting information about a company’s operating segments. The Company determined its operating segment on the same basis that it uses to evaluate its performance internally. The Company has one business activity, marketing and distribution of natural and organic food products, and operates as one operating segment. The Company’s chief operating decision-maker, its chief executive officer, reviews its operating results on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Stock-Based Compensation

Stock-Based Compensation

The Company maintains performance incentive plans under which nonqualified stock options, restricted stock units and performance share units are granted to eligible employees and directors. The cost of stock-based transactions is recognized in the financial statements based upon fair value. The fair value of restricted stock units and performance share units is determined based on the number of units or shares, as applicable, granted and the closing price of the Company’s common stock as of the grant date. Stock-based compensation related to performance share units reflects the estimated probable outcome at the end of the performance period. The fair value of stock options is determined as of the grant date using the Black-Scholes option pricing model. Fair value is recognized as expense on a straight line basis, net of estimated forfeitures, over the employee requisite service period.

The benefits of tax deductions in excess of recognized compensation costs are reported as a credit to additional paid-in capital and as financing cash flows, but only when such excess tax benefits are realized by a reduction to current taxes payable.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company recognizes deferred tax assets when, based upon available evidence, realization of the assets is more likely than not.

The accounting standard for uncertainty in income taxes prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. Differences between tax positions taken in a tax return and amounts recognized in the financial statements generally result in an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, or a reduction in a deferred tax asset or an increase in a deferred tax liability, or both.

The Company recognizes interest and penalties related to tax positions in income tax expense. To the extent that accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. No interest or penalties have been accrued for any period presented.

Net Income Per Share of Common Stock

Net Income Per Share of Common Stock

Basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share of common stock is computed by giving effect to all potentially dilutive securities outstanding during the period. Potential common shares included those underlying our convertible preferred stock (using the if-converted method), stock options to purchase our common stock and restricted stock units (using the treasury stock method) and the warrant to purchase our common stock (using the treasury stock method). Performance share units were excluded from potential common shares since no shares were issuable as of June 30, 2012 and March 31, 2012. The performance share units vest based on achievement of specified percentage of targeted cumulative compounded earnings per share growth rate during the three-year period beginning April 1, 2012 and ending March 31, 2015.

The potential common shares from the convertible preferred stock warrant and convertible preferred stock had an anti-dilutive effect on the earnings per share for the three months ended June 30, 2011, and, accordingly, were excluded from the calculation. Additionally, certain stock options to purchase our common stock had an anti-dilutive effect on the earnings per share for the periods presented, and were also excluded.

Net income attributable to common stockholders during the three months ended June 30, 2011, was allocated using the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company’s capital structure includes two or more classes of common stock or common stock and participating securities. Under this method, the Company reduced income from operations by the rights of the convertible preferred stockholders to participate in earnings. The earnings were allocated based on the relative percentage of weighted average shares of outstanding convertible preferred stock to the total number of weighted average shares of outstanding common and convertible preferred stock.

However, during the three months ended June 30, 2012, the Company did not allocate earnings using the two-class method because the earnings attributable to convertible preferred stockholders, prior to their conversion into common stockholders on April 2, 2012, were deemed not material.

Net Income Per Share of Common Stock

Basic net income per share of common stock is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted net income per share of common stock is computed by giving effect to all potentially dilutive securities outstanding during the period. Potential common shares include those underlying our convertible preferred stock (using the if-converted method), stock options to purchase our common stock (using the treasury stock method) and the warrant to purchase our convertible preferred stock (using the treasury stock method). The potential common shares from the convertible preferred stock warrant and convertible preferred stock had an anti-dilutive effect on the earnings per share, and, accordingly, were excluded from the calculation for the periods presented, as applicable. The Company uses income from operations to determine whether potential common shares are dilutive or anti-dilutive.

Net income attributable to common stockholders was allocated using the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company’s capital structure includes two or more classes of common stock or common stock and participating securities. Under this method, the Company reduced income from operations by the dividends paid to convertible preferred stockholders and the rights of the convertible preferred stockholders to participate in any undistributed earnings. The undistributed earnings were allocated based on the relative percentage of weighted average shares of outstanding convertible preferred stock to the total number of weighted average shares of outstanding common and convertible preferred stock.

Out-of-period Adjustment

Out-of-period Adjustment

During the first quarter of the prior fiscal year, the Company corrected an error in the measurement of the convertible preferred stock warrant liability. The correction increased the fair value of the convertible preferred stock warrant liability by $0.9 million and decreased additional paid-in capital by $0.4 million with a corresponding increase in expense of $0.5 million, which was recorded in other income (expense), net in the statement of operations during the three months ended June 30, 2011. The correction was an accumulation of an error that should have been recorded in prior periods and would have increased net loss for fiscal 2009 by $44,000, increased net income by $79,000 for fiscal 2010 and decreased net income by $0.6 million for fiscal 2011. Management had assessed the impact of this error and did not believe that it was material, either individually or in the aggregate, to any prior period financial statements or to the financial statements for the year ended March 31, 2012.

Out-of-Period Adjustment

During fiscal 2012, the Company corrected an error in the measurement of the convertible preferred stock warrant liability. The correction increased the fair value of the convertible preferred stock warrant liability by $949,000, decreased additional paid-in capital by $431,000 with a corresponding increase in expense of $518,000, which was recorded in other income (expense), net in the accompanying statement of operations during fiscal 2012. The correction was an accumulation of an error that should have been recorded in prior periods and would have increased net loss for fiscal 2009 by $44,000, increased net income by $79,000 for fiscal 2010 and decreased net income by $553,000 for fiscal 2011. Management has assessed the impact of this error and does not believe that it is material, either individually or in the aggregate, to any prior period financial statements or to the financial statements for the year ended March 31, 2012.

Initial Public Offering (IPO)

Initial Public Offering (IPO)

On April 2, 2012, the Company closed its IPO, in which it sold 950,000 shares and certain stockholders sold 4,800,000 shares of common stock at a price to the public of $19.00 per share. The aggregate amount of consideration for shares sold in the offering was $109.3 million. The shares sold by such stockholders included 750,000 additional shares purchased by the underwriters from certain of these stockholders pursuant to an option the underwriters held to cover overallotments of shares. The Company did not receive any proceeds from the sale of shares by the stockholders. The Company raised $11.1 million in net proceeds after deducting underwriting discounts and commissions of $1.3 million and other offering expenses of $5.6 million.

Immediately prior to the closing of the IPO, the outstanding shares of convertible preferred stock were automatically converted into 15,221,571 shares of common stock, the Company’s outstanding convertible preferred stock warrant was automatically converted into a common warrant to purchase a total of 80,560 shares of common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital.

Upon consummation of the IPO, our Amended and Restated Certificate of Incorporation or Charter and Amended and Restated Bylaws took effect. The Charter authorized 35,000,000 shares of capital stock, 30,000,000 shares, par value $0.001 per share, of which are common Stock and 5,000,000 shares, par value $0.001 per share, of which are preferred stock. No shares of preferred stock were issued and outstanding as of June 30, 2012

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Summary Customers with Company's Net Sales and Accounts Receivable

Customers with 10% or more of the Company’s net sales and accounts receivable consist of the following:

	Net Sales			Accounts Receivable(1)
	Customer A	Customer B	Customer C
Fiscal Year Ended March 31,
2012	25%	15%	11%	66%
2011	28%	12%	12%	51%
2010	31%	*	10%	—

*	Represents less than 10% of net sales
—	Not presented
(1)	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.

Useful Lives of Property and Equipment

The useful lives of the property and equipment are as follows:

Equipment and automotive	3 to 7 years
Software	3 to 7 years
Plates and dies	3 years
Leasehold improvements	Shorter of lease term or estimated useful life

Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Inventory	Inventory is comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Raw materials	$2,110	$1,938
Work in process	2,055	754
Finished goods	10,431	7,510

Inventory	$14,596	$10,202

Inventory is comprised of the following (in thousands):

	March 31,
	2012	2011
Raw materials	$1,938	$823
Work in process	754	455
Finished goods	7,510	8,375

Inventory	$10,202	$9,653

Schedule of Property, Plant and Equipment

Property and equipment, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Equipment and automotive	$1,701	$1,730
Software	1,281	1,188
Leasehold improvements	566	566
Plates and dies	352	352

Total property and equipment	3,900	3,836
Less: Accumulated depreciation and amortization	(1,852)	(1,719)
Construction in progress	2,840	2,181

Property and equipment, net	$4,888	$4,298

Property and equipment, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Equipment and automotive	$1,730	$791
Software	1,188	1,150
Leasehold improvements	566	312
Plates and dies	352	285

Total property and equipment	3,836	2,538
Less: Accumulated depreciation and amortization	(1,719)	(1,032)
Construction in progress	2,181	49

Property and equipment, net	$4,298	$1,555

Schedule of Intangible Assets

Intangible assets, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Product formulas	$1,023	$1,023
Other intangible assets	189	189

Total intangible assets	1,212	1,212
Less: accumulated amortization	(51)	(36)

Intangible assets, net	$1,161	$1,176

Intangible assets, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Product formulas	$1,023	$—
Other intangible assets	189	189

Total intangible assets	1,212	189
Less: accumulated amortization	(36)	(9)

Intangible assets, net	$1,176	$180

Components of Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	June 30, 2012	March 31, 2012
Payroll and employee-related expenses	$1,480	$2,768
Accrued trade expenses	1,158	2,631
Inventory received not invoiced	845	531
Deferred rent	253	264
Brokerage commissions	317	382
Other accrued liabilities	251	876

Total accrued liabilities	$4,304	$7,452

The following table shows the components of accrued liabilities (in thousands):

	March 31,
	2012	2011
Payroll and employee-related expenses	$2,768	$2,739
Accrued trade expenses	2,631	1,175
Inventory received not invoiced	531	791
Income taxes payable	—	142
Deferred rent	264	80
Brokerage commissions	382	360
Other accrued liabilities	876	259

Total accrued liabilities	$7,452	$5,546

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Future Minimum Lease Payments under Noncancelable Operating Lease

Future minimum lease payments under the noncancelable operating lease as of June 30, 2012 are as follows (in thousands):

Lease Payments
Nine Months Ending March 31, 2013	$412
Fiscal Year Ending March 31:
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,008

Future minimum lease payments under the noncancelable operating lease as of March 31, 2012 are as follows (in thousands):

Fiscal Year Ending March 31:
2013	$549
2014	563
2015	557
2016	476

Total future minimum lease payments	$2,145

Convertible Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2012
Convertible Preferred Stock

The convertible preferred stock at March 31, 2012 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$41,418
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	50,226
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	40,783

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$132,427

The convertible preferred stock at March 31, 2011 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$39,543
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	47,740
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	38,617

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$125,900

Convertible Preferred Stock Warrant (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Assumptions Used in Calculating Fair Value Of Outstanding Convertible Preferred Stock Warrant

As of April 2, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

April 2, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

As of March 31, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

March 31, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Summary of Changes in Fair Value of Company's Level 3 Financial Liabilities

The Company categorizes the convertible preferred stock warrant liability as a Level 3 financial liability since there is no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Fiscal Year Ended March 31, 2012
Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as recorded	$431
Change in fair value of the convertible preferred stock warrant liability through fiscal 2011 (Note 2)	518

Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as corrected	949
Change in fair value of the convertible preferred stock warrant liability during the fiscal 2012	1,208

Fair value of convertible preferred stock warrant liability—end of fiscal 2012	$2,157

Summary of Changes in Fair Value of Company's Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

April 2, 2012
Fair value at March 31, 2012	$2,157
Change in fair value recorded in other income (expense), net	13

Fair value at April 2, 2012	$2,170

Stock Option Plans (Tables)	12 Months Ended
Mar. 31, 2012
Activity of Stock Options

Activity of stock options under our 2004 Plan, non-plan option awards and Omnibus Incentive Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
				(in thousands)
Balance, March 31, 2010	1,488,545	$6.69
Exercised	(3,717)	7.00
Cancelled	(48,959)	7.41

Balance, March 31, 2011	1,435,869	$6.66
Reserved	—	—
Repurchased	(50,272)	4.98
Granted	428,883	18.36
Cancelled	(33,777)	7.95
Exercised	(21,336)	5.09

Balance, March 31, 2012	1,759,367	$9.56

Vested and expected to vest—March 31, 2012	1,583,019	$8.57	4.4	$41,579

Exercisable—March 31, 2012	1,302,603	$6.68	3.4	$36,680

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2012:

	Options Outstanding
Exercise Price	Stock Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Options Exercisable
$3.70—3.70	117,896	0.6	117,896
4.93—5.20	357,218	2.2	357,218
6.62—6.62	327,995	4.3	327,995
7.30—7.95	98,534	2.5	98,534
8.55—8.75	137,577	4.8	131,631
8.88—8.88	291,264	4.8	269,329
16.94—17.55	167,319	9.2	—
19.00—19.00	261,564	10.0	—

	1,759,367	5.0	1,302,603

Assumptions Used to Determine the Fair Value of Stock Options Using the Black-Scholes Option Pricing Model

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The valuation model for stock compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term (weighted-average period of time that the options granted are expected to be outstanding); volatility of the Company’s common stock, an assumed-risk-free interest rate and the estimated forfeitures of unvested stock options.

	Fiscal Year Ended March 31,
	2012	2011	2010
Expected term (in years)	5.2 - 6.9	N/A	6.9
Expected volatility	41% - 42%	N/A	42%
Risk-free interest rate	1.1% - 3.1%	N/A	4.6%
Expected dividend rate	0%	N/A	0%

Activity of Unvested Restricted Stock Units and Performance Share Units

The following table summarizes the activity of unvested restricted stock units and performance share units during fiscal 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value
Unvested at March 31, 2011	—	$—
Granted	65,899	19.00
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	—	—

Unvested at March 31, 2012	65,899	$19.00

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
The Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes was as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Current
Federal	$4,205	$446	$122
State	1,894	941	278

	6,099	1,387	400

Deferred
Federal	933	4,220	—
State	(444)	(59)	—

	489	4,161	—
Less: Valuation allowance	—	(11,295)	—

	489	(7,134)	—

Provision for (benefit from) income taxes	$6,588	$(5,747)	$400

The Reconciliation of the Statutory Federal Income Tax Rate to the Company's Effective Tax

The reconciliation of the statutory federal income tax rate to the Company’s effective tax is presented below:

	Fiscal Year Ended March 31,
	2012	2011	2010
Tax at federal statutory rate	34.2%	34.0%	34.0%
State income taxes, net of federal benefit	5.8	4.0	4.2
Non-deductible permanent difference	3.7	—	5.1
Effect of tax rate change	(1.0)	—	—
Change in valuation allowance	—	(78.4)	(37.7)
Other	(2.0)	0.5	0.6

Provision for (benefit from) income taxes	40.7%	(39.9)%	6.2%

The Tax Effects of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are presented below (in thousands):

	March 31,
	2012	2011	2010
Deferred tax assets
Net operating loss carryforwards	$3,975	$4,365	$10,476
Share-based compensation expense	1,441	1,121	1,006
Accrued bonus	738	897	—
Other, net	915	1,087	375

	7,069	7,470	11,857
Valuation allowance	(424)	(336)	(11,857)

Net deferred tax assets	$6,645	$7,134	$—

Net Operating Loss Carryforwards for Tax Purposes	The Company had the following net operating loss (“NOL”) carryforwards for tax purposes (in thousands):

	March 31,
	2012	2011	2010
Federal	$9,931	$12,020	$28,311
State	7,686	6,070	12,310

Net Income per Share of Common Stock attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Income (Loss) per Share of Common Stock

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Three Months Ended June 30,
	2012	2011
Convertible preferred stock	—	15,221,571
Options to purchase common stock	2,562	68,164
Convertible preferred stock warrant	—	80,560

Total	2,562	15,370,295

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Fiscal Year Ended March 31,
	2012	2011	2010
Convertible preferred stock (on an as-if converted basis)	15,221,571	15,221,571	15,221,571
Options to purchase common stock	379,304	—	143,757
Restricted stock units and performance share units	65,899	—	—
Convertible preferred stock warrant	80,560	—	—

Total	15,747,334	15,221,571	15,365,328

Reconciliation of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders

A reconciliation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Three Months Ended June 30,
	2012	2011
Net income per share:
Net income	$2,131	$1,812
Less: Income attributable to convertible preferred stockholders	—	1,758

Net income attributable to common stockholders—basic and diluted	$2,131	$54

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	16,936,007	464,994
Potential dilutive options	659,040	771,416
Potential dilutive restricted stock units	5,861	—

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	17,600,908	1,236,410

Net income per share attributable to common stockholders
—Basic	$0.13	$0.12

—Diluted
	$0.12	$0.04

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Fiscal Year Ended March 31,
	2012	2011	2010
Net income per share:
Numerator
Net income	$9,589	$20,155	$6,023
Less: Dividends paid to convertible preferred stockholders	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders	(3,842)	7,400	2,468

Net income attributable to common stockholders—basic and diluted	$290	$596	$177

Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	469,089	461,884	461,248
Potential dilutive options, as calculated using treasury stock method	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method	—	35,680	16,112

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	1,111,088	1,201,125	899,539

Net income per share attributable to common stockholders
—Basic	$0.62	$1.29	$0.38

—Diluted	$0.26	$0.50	$0.20

Geographic Areas and Product Sales (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Net Sales by Geographic Areas

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Three Months Ended June 30,
	2012	2011
United States	$33,148	$27,764
Canada	1,145	846

	$34,293	$28,610

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
United States	$136,803	$114,454	$92,830
Canada	4,501	3,162	3,185

	$141,304	$117,616	$96,015

Net Sales by Product

The following table sets forth net sales by product category (in thousands):

	Three Months Ended June 30,
	2012	2011
Meals	$14,667	$10,452
Snacks	13,463	11,898
Dressings, condiments and other	6,163	6,260

	$34,293	$28,610

The following table sets forth net sales by product expressed as dollar amounts (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Meals	$60,624	$49,168	$43,838
Snacks	56,789	44,687	27,252
Dressings, condiments and other	23,891	23,761	24,925

	$141,304	$117,616	$96,015

Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2012
The Impact of IPO on Certain Condensed Consolidated Balance Sheet Items

condensed consolidated balance sheet items. The pro forma condensed consolidated balance sheet data below gives effect to (i) the sale of 5,750,000 shares of common stock from the IPO at an offering price of $19.00 per share after deducting the underwriting discounts and commissions and offering expenses incurred by the Company, (ii) conversion of all of our outstanding shares of convertible preferred stock into 15,221,571 shares of common stock, (iii) conversion of our warrant for Series A 2005 Convertible Preferred Stock into a warrant to purchase a total of 80,560 shares of common stock and the related reclassification of the convertible preferred stock warrant liability to stockholders’ equity upon the completion of this offering, and (iv) payment of $1.3 million to Solera for a one-time advisory agreement termination fee, payment of $5.3 million for deferred initial public offering costs and pay down of a portion of our credit facility from the remaining net proceeds, (in thousands):

	March 31, 2012	Pro Forma March 31, 2012
		(unaudited)
Condensed Consolidated Balance Sheet Data:
Cash	$562	$562
Total current assets	26,045	26,045
Total assets	$72,429	$67,086

Total current liabilities	$9,618	$8,318
Total non-current liabilities	15,874	3,573
Convertible preferred stock	81,373	—
Stockholder’s equity (deficit)
Common stock	1	17
Additional paid-in capital	4,392	94,007
Accumulated deficit	(38,829)	(38,829)

Total stockholders’ equity (deficit)	(34,436)	55,195

Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$72,429	$67,086

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Jun. 30, 2012
Company's Net Sales by Customers	Customers with 10% or more of the Company’s net sales consist of the following:

	Net Sales
	Customer A	Customer B	Customer C
Three Months Ended June 30,
2012	28%	9%	10%
2011	25%	11%	12%

Description of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Comodity	Mar. 31, 2012 Comodity
Entity Information [Line Items]
Number of products offered	125	125
Incorporation date	Apr 28, 2004	Apr 28, 2004

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounting Policies [Line Items]
Allowance for trade discounts			$ 5,200,000	$ 5,000,000
Allowance for doubtful accounts			0	0
Capitalized software development costs, net of accumulated amortization	2,400,000		2,000,000	434,000
Construction in progress	2,200,000		1,600,000
Goodwill	30,809,000		30,809,000	30,809,000
Threshold Goodwill			50.00%
Shipping and handling costs	1,300,000	1,100,000	4,800,000	4,700,000	4,300,000
Research and development cost	800,000	400,000	2,000,000	2,100,000	1,300,000
advertising costs	300,000	100,000	1,200,000	800,000	1,100,000
Increase in fair value of convertible preferred stock warrant liability			949,000
Decrease in additional paid-in capital			431,000	553,000	79,000	44,000
Increase in expense			$ 518,000
Two vendors
Accounting Policies [Line Items]
Percentage of accounts payable			26.00%	51.00%

Company's Net Sales by Customers (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Sales Revenue, Goods, Net | Customer A
Concentration Risk [Line Items]
2010	28.00%	25.00%	25.00%		28.00%		31.00%
Sales Revenue, Goods, Net | Customer B
Concentration Risk [Line Items]
2010	9.00%	11.00%	15.00%		12.00%
Sales Revenue, Goods, Net | Customer C
Concentration Risk [Line Items]
2010	10.00%	12.00%	11.00%		12.00%		10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
2010			66.00%	[1]	51.00%	[1]

[1]	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Customer One
Accounting Policies [Line Items]
Percentage of accounts receivable	25.00%	45.00%	30.00%
Customer Two
Accounting Policies [Line Items]
Percentage of accounts receivable	22.00%	21.00%	21.00%

Useful Lives of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2012
Plates and Dies
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Leasehold Improvements
Accounting Policies [Line Items]
Leasehold improvements	Shorter of lease term or estimated useful life
Minimum | Machinery and Equipment
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Minimum | Software
Accounting Policies [Line Items]
Equipment and automotive useful life	3 years
Maximum | Machinery and Equipment
Accounting Policies [Line Items]
Equipment and automotive useful life	7 years
Maximum | Software
Accounting Policies [Line Items]
Equipment and automotive useful life	7 years

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounting Policies [Line Items]
Distributors range			30 days
Sale of Stock, Transaction Date	Apr 2, 2012
No of Shares sold by the Company	950,000		5,750,000
No of Shares sold to Shareholders	4,800,000
Common stock price	$ 19
Aggregate amount of consideration for shares sold in the offering	$ 109,300,000		$ 109,300,000
Shares purchased by the underwriters	750,000
Net proceeds from IPO	11,100,000
Underwriting discounts and commissions	1,300,000
Offering Expenses	5,600,000
Outstanding shares of convertible preferred stock converted into no of shares of common stock	15,221,571
Reclassified common stock and the related convertible preferred stock warrant liability to additional paid-in capital	80,560
Common stock, shares authorized	30,000,000		24,000,000	24,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value	5,000,000		6,455,531	6,455,531
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Capitalized software development costs, net of accumulated amortization	2,400,000		2,000,000	434,000
Construction in progress	2,200,000		1,600,000
Shipping and handling costs	1,300,000	1,100,000	4,800,000	4,700,000	4,300,000
Research and development cost	800,000	400,000	2,000,000	2,100,000	1,300,000
advertising costs	300,000	100,000	1,200,000	800,000	1,100,000
Increase in fair value of convertible preferred stock warrant liability			949,000
Decrease in additional paid-in capital			431,000	553,000	79,000	44,000
Increase in expense			518,000
Restatement Adjustment
Accounting Policies [Line Items]
Increase in fair value of convertible preferred stock warrant liability		900,000
Decrease in additional paid-in capital		400,000		553,000	79,000	44,000
Increase in expense		$ 500,000
Customer One
Accounting Policies [Line Items]
Percentage of accounts receivable	25.00%		45.00%	30.00%
Customer Two
Accounting Policies [Line Items]
Percentage of accounts receivable	22.00%		21.00%	21.00%
Initial Public Offering (IPO)
Accounting Policies [Line Items]
Capital stock, shares authorized	35,000,000
Common stock, shares authorized	30,000,000
Common stock, par value	$ 0.001
Preferred stock, shares authorized	$ 5,000,000
Preferred stock, par value	0.001
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0

Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Raw materials	$ 2,110	$ 1,938	$ 823
Work in process	2,055	754	455
Finished goods	10,431	7,510	8,375
Inventory	$ 14,596	$ 10,202	$ 9,653

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Equipment and automotive	$ 3,900	$ 3,836	$ 2,538
Less: Accumulated depreciation and amortization	(1,852)	(1,719)	(1,032)
Construction in progress	2,840	2,181	49
Property and equipment, net	4,888	4,298	1,555
Equipment and Automotive
Balance Sheet Components [Line Items]
Equipment and automotive	1,701	1,730	791
Software
Balance Sheet Components [Line Items]
Equipment and automotive	1,281	1,188	1,150
Leasehold Improvements
Balance Sheet Components [Line Items]
Equipment and automotive	566	566	312
Plates and Dies
Balance Sheet Components [Line Items]
Equipment and automotive	$ 352	$ 352	$ 285

Balance Sheet Components - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense incurred	$ 185,000	$ 150,000	$ 818,000	$ 433,000	$ 264,000
Product formula purchase price			2,000,000
Product formula purchase consideration, annual payment				150,000
Product formula intangible asset	1,212,000		1,212,000	189,000
Estimated useful life of product formula intangible asset				20 years
Amortization expense	15,000	2,000	27,000	9,000
Future Amortization Expense 2013	60,000		60,000
Future Amortization Expense 2014	60,000		60,000
Future Amortization Expense 2015	60,000		60,000
Future Amortization Expense 2016	60,000		60,000
Future Amortization Expense 2017	60,000		60,000
Future Amortization Expense 2013	45,000
Amortization expense after 2018	816,000
Trade Secrets [Member]
Property, Plant and Equipment [Line Items]
Product formula intangible asset				$ 1,000,000

Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Product formulas	$ 1,023	$ 1,023
Other intangible assets	189	189	189
Total intangible assets	1,212	1,212	189
Less: accumulated amortization	(51)	(36)	(9)
Intangible assets, net	$ 1,161	$ 1,176	$ 180

Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet Components [Line Items]
Payroll and employee-related expenses	$ 1,480	$ 2,768	$ 2,739
Accrued trade expenses	1,158	2,631	1,175
Inventory received not invoiced	845	531	791
Income taxes payable			142
Deferred rent	253	264	80
Brokerage commissions	317	382	360
Other accrued liabilities	251	876	259
Total accrued liabilities	$ 4,304	$ 7,452	$ 5,546

Credit Facility - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2005
Line of Credit Facility [Line Items]
Borrowing capacity for revolving loans and letters of credit with Bank of America						$ 11,000,000
Decrease in maximum borrowing limit on revolving loans		10,000,000
Extended borrowing limit expiration date		Aug 20, 2012
Loans and letter of credit, maximum borrowing capacity	20,000,000	20,000,000
Line of credit, interest rate	0.02%	0.02%
Weighted average interest rate	1.50%	2.74%	1.86%	1.68%	2.91%
Line of credit facility, available borrowing capacity	$ 20,000,000	$ 7,200,000		$ 10,000,000
Line of credit facility, unused line fee	0.06%	0.06%
Line of credit facility, expiration date	August 2014

Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Series A Convertible Preferred Stock	Mar. 31, 2008 Series A Convertible Preferred Stock	Mar. 31, 2012 Term Loan	Mar. 31, 2012 Tranche And One Term Loan Facility
Line of Credit Facility [Line Items]
Aggregate principal amount of term loan							$ 7,000,000	$ 4,000,000
Term loan advances aggregate amount	3,000,000
Minimum increment of term loan advances	1,000,000
Additional loan amount drawn	2,000,000
Issuance of convertible preffered stock	0	0			65,000	65,000
Debt issuance costs	215,000
fair value of warrants	$ 431,000
LIBOR Rate plus			6.50%	10.00%
Additional paid-in-kind interest	2.00%

Related Party Transactions - Additional Information (Detail) (USD $)	Mar. 31, 2012	Jun. 30, 2011 Solera Partners, L.P	Mar. 31, 2012 Solera Partners, L.P	Mar. 31, 2011 Solera Partners, L.P	Mar. 31, 2010 Solera Partners, L.P	Jun. 30, 2012 Solera Partners, L.P Minimum	Mar. 31, 2012 Solera Partners, L.P Minimum
Related Party Transaction [Line Items]
Voting equity	51.00%					10.00%	10.00%
Annual advisory fee			$ 600,000
Advisory fee payment, due days			Ten
Consulting and advisory expense		150,000	600,000	400,000	400,000
Contract termination fee			1,300,000
Reimbursable out-of-pocket expenses			$ 1,300,000	$ 6,000

Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expense	$ 120,000	$ 160,000	$ 480,000	$ 309,000	$ 215,000
Purchase commitments	13,100,000		10,000,000
Product formula purchase price			2,000,000
Annual payment for product formula purchases			150,000
Product formula purchase agreement period			7 years
Product formula purchase agreement period end date			2018-11
Minimum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual overhead fees	$ 200,000		$ 200,000

Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 412	$ 549
2014	563	563
2015	557	557
2016	476	476
Total future minimum lease payments	$ 2,008	$ 2,145

Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Two Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Two Convertible Preferred Stock	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Four Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Four Convertible Preferred Stock	Mar. 31, 2012 Series A Convertible Preferred Stock Two Thousand And Five Convertible Preferred Stock	Mar. 31, 2011 Series A Convertible Preferred Stock Two Thousand And Five Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Shares Authorized	5,000,000	6,455,531	6,455,531	3,802,086	3,802,086	4,806,000	4,806,000	3,738,469	3,738,469	12,346,555	12,346,555
Shares Issued and Outstanding				3,802,084	3,802,084	4,806,000	4,806,000	3,673,469	3,673,469	12,281,553	12,281,553
Proceeds, Net of Issuance Costs				$ 23,374	$ 23,374	$ 30,999	$ 30,999	$ 27,000	$ 27,000	$ 81,373	$ 81,373
Aggregate Liquidation Amount				$ 41,418	$ 39,543	$ 50,226	$ 47,740	$ 40,783	$ 38,617	$ 132,427	$ 125,900

Convertible Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Mar. 31, 2012 Day	Jun. 30, 2012	Mar. 31, 2011	Mar. 31, 2012 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock	Mar. 31, 2010 Convertible Preferred Stock	Mar. 31, 2012 Series A Two Thousand Two Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Two Thousand Four Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Two Thousand Five Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Blank Check Preferred Stock	6,455,531	5,000,000	6,455,531	12,346,555	12,346,555
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share ownership	51.00%
Cash dividends received per share				$ 1.07	$ 0.99	$ 0.28
Cash dividends received				$ 13,100,000	$ 12,200,000	$ 3,400,000
Conversion ratio	1
Stock Dividend	$ 0.239385
Adjusted conversion ratio	1.239385
Percentage of the purchase price	8
DenominatorUsedInLiquidation	365
Convertible preferred stock initial purchase price							$ 6.14772	$ 6.45	$ 7.35
Liquidation of ownership	50.00%

Convertible Preferred Stock Warrant - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Convertible Preferred Stock Warrants [Line Items]
Conversion of warrants exercise price	$ 8.07
Fair value of warrant issued		$ 431,000
Warrants expiry date	Apr 1, 2018	Apr 1, 2018
Warrant actual exercise date		Apr 12, 2012
Warrants converted to common stock	80,560
Common stock, issued	17,060,111	483,242	464,994
Other Income (Expense)
Convertible Preferred Stock Warrants [Line Items]
Loss on remeasurement of convertible preferred stock warrant liability		$ 518,000
Series A Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Conversion of warrants	80560	65000
Conversion of warrants exercise price		$ 10
Common Class A
Convertible Preferred Stock Warrants [Line Items]
Warrant to purchase Shares	80,560
Shares surrendered for exercise of warrant	17,367
Common stock, issued	63,193

Convertible Preferred Stock Warrant (Assumptions used to Estimate Fair Value of Outstanding Convertible Preferred Stock Warrant) (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock
Equity [Line Items]
Remaining contractual life (in years)	11 days	11 days
Risk-free interest rate	2.20%	2.20%
Expected volatility	41.00%	41.00%
Expected dividend rate	0.00%	0.00%

Convertible Preferred Stock Warrant (Changes in Fair Value of Companies Level 3 Financial Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 02, 2012	Mar. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 2,157	$ 949
Change in fair value recorded in other income (expense), net	13
Change in fair value of the convertible preferred stock warrant liability		1,208
Fair value at end of period	2,170	2,157
Previously Reported
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period		431
Change in fair value of the convertible preferred stock warrant liability		$ 518

Common Stock - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 Vote	Jun. 30, 2011	Mar. 31, 2012 Vote	Mar. 31, 2011 Vote	Mar. 31, 2010
Class of Stock [Line Items]
Common stock shares authorized	30,000,000		24,000,000	24,000,000
Common stock par value	$ 0.001		$ 0.001	$ 0.001
Common stock shares issued	17,060,111		483,242	464,994
Common stock shares outstanding	17,060,111		483,242	464,994
Common stock, right per share	1		1	1
Common stock dividends declared and paid per share			$ 0.86	$ 0.8	$ 0.22
Common stock dividends declared and paid			$ 408,000	$ 371,000	$ 102,000
Common stock, dividend declared	$ 0	$ 0

Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Selling, General and Administrative Expenses	Mar. 31, 2011 Selling, General and Administrative Expenses	Mar. 31, 2010 Selling, General and Administrative Expenses	Mar. 31, 2012 Stock Options	Mar. 31, 2012 2004 Stock Option Plan	Mar. 31, 2012 Annie Inc Omnibus Incentive Plan	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Restricted Stock Units	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Performance Shares	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Stock Options	Mar. 31, 2012 Minimum Stock Options	Mar. 31, 2012 Minimum 2004 Stock Option Plan	Mar. 31, 2012 Maximum Stock Options	Mar. 31, 2012 Maximum 2004 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, common stock eligible to be granted to employees, directors and consultants								1,859,078
Stock options, vesting period(years)														2 years		5 years
Stock options, expiration period (years)								Ten					Five		Ten
Stock options, common stock eligible for repurchase of common stock								423,313	540,107
Stock options, maximum outstanding shares								30.00%
Stock-based compensation, common stock allocated to be issued							176,615		867,570
Incentive Plan, shares purchased for stock plan	65,899								261,564	16,700	49,199
Share based compensation, weighted-average grant date fair value	$ 7.62	$ 4.51								$ 19	$ 19	$ 7.15
Percentage of restricted stock units granted to employees vested											50.00%
Stock-based compensation expense, related to stock options granted to the employees	$ 635,000	$ 37,000	$ 1,000	$ 506,000	$ 373,000	$ 902,000
Unrecognized compensation cost related to unvested share-based compensation	$ 3,500,000
Unrecognized compensation cost, expected to be recognized over a weighted average period	3 years 8 months 12 days

Activity of Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Weighted-Average Exercise Price, Beginning Balance	$ 6.66	$ 6.69
Stock options, beginning balance, shares	1,435,869	1,488,545
Stock options Vested and Expected to Vest, Aggregate Intrinsic Value	$ 41,579
Stock options, Weighted-Average Exercise Price, Options Exercised	$ 5.09	$ 7
Stock options Exercisable, Aggregate Intrinsic Value	$ 36,680
Stock options Vested and Expected to Vest, Weighted-Average Remaining Contractual Life	4 years 4 months
Stock options Exercisable, Weighted-Average Remaining Contractual Life	3 years 4 months
Stock options, Weighted-Average Exercise Price, Options Reserved
Stock options, Weighted-Average Exercise Price, Options Repurchased	$ 4.98
Stock options, Weighted-Average Exercise Price, Options Granted	$ 18.36
Stock options, Weighted-Average Exercise Price, Options canceled	$ 7.95	$ 7.41
Stock options, Weighted-Average Exercise Price, Ending Balance	$ 9.56	$ 6.66
Stock options, reserved, shares
Stock options Vested and Expected to Vest, Weighted-Average Exercise Price	$ 8.57
Stock options, repurchases, shares	$ (50,272)
Stock options Exercisable, Weighted-Average Exercise Price	$ 6.68
Stock options, granted, shares	428,883
Stock options, cancelled, shares	(33,777)	(48,959)
Stock options, exercised, shares	(21,336)	(3,717)
Stock options, ending balance, shares	1,759,367	1,435,869
Vested and expected to vest-March 31, 2012	1,583,019
Exercisable-March 31, 2012	1,302,603

Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	1,302,603
Weighted- Average Remaining Contractual Life (in Years)	5 years
Stock Options Outstanding	1,759,367	1,435,869	1,488,545
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	117,896
Weighted- Average Remaining Contractual Life (in Years)	7 months 6 days
Stock Options Outstanding	117,896
Exercise Price, lower range limit	3.7
Exercise Price, upper range limit	3.7
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	357,218
Weighted- Average Remaining Contractual Life (in Years)	2 years 2 months 12 days
Stock Options Outstanding	357,218
Exercise Price, lower range limit	4.93
Exercise Price, upper range limit	5.2
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	327,995
Weighted- Average Remaining Contractual Life (in Years)	4 years 3 months 18 days
Stock Options Outstanding	327,995
Exercise Price, lower range limit	6.62
Exercise Price, upper range limit	6.62
Exercise Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	98,534
Weighted- Average Remaining Contractual Life (in Years)	2 years 6 months
Stock Options Outstanding	98,534
Exercise Price, lower range limit	7.3
Exercise Price, upper range limit	7.95
Exercise Price Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	131,631
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days
Stock Options Outstanding	137,577
Exercise Price, lower range limit	8.55
Exercise Price, upper range limit	8.75
Exercise Price Range Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercisable	269,329
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days
Stock Options Outstanding	291,264
Exercise Price, lower range limit	8.88
Exercise Price, upper range limit	8.88
Exercise Price Range Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- Average Remaining Contractual Life (in Years)	9 years 2 months 12 days
Stock Options Outstanding	167,319
Exercise Price, lower range limit	16.94
Exercise Price, upper range limit	17.55
Exercise Price Range Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- Average Remaining Contractual Life (in Years)	10 years
Stock Options Outstanding	261,564
Exercise Price, lower range limit	19
Exercise Price, upper range limit	19

Assumptions Used to Determine the Fair Value of Stock Options Using the Black-Scholes Option Pricing Model (Detail) (Stock Option Plans)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 10 months 24 days
Expected volatility	41.00%
Expected volatility	42.00%
Expected volatility		42.00%
Risk-free interest rate	1.10%
Risk-free interest rate	3.10%
Risk-free interest rate		4.60%
Expected dividend rate	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 12 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 10 months 24 days

Activity of Unvested Restricted Stock Units and Performance Share Units (Detail) (USD $)	12 Months Ended
Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 19
Vested
Performance Shares Adjustment
Forfeited
Unvested at March 31, 2012	$ 19
Unvested at March 31, 2011
Granted	65,899
Vested
Performance Shares Adjustment
Forfeited
Unvested at March 31, 2012	65,899

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation	$ 2,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation rate maximum	25.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation rate maximum	6.00%

Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current
Federal			$ 4,205	$ 446	$ 122
State			1,894	941	278
Total Current Income Tax Expense Benefit			6,099	1,387	400
Deferred
Federal			933	4,220
State			(444)	(59)
Total Deferred Income Tax Expense Benefit			489	4,161
Less: Valuation allowance				(11,295)
Net Deferred Income Tax Expense Benefit	146	(332)	489	(7,134)
Provision for (benefit from) income taxes	$ 1,474	$ 971	$ 6,588	$ (5,747)	$ 400

Reconciliation of Statutory Federal Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Tax at federal statutory rate			34.20%	34.00%	34.00%
State income taxes, net of federal benefit			5.80%	4.00%	4.20%
Non-deductible permanent difference			3.70%		5.10%
Effect of tax rate change			(1.00%)
Change in valuation allowance				(78.40%)	(37.70%)
Other			(2.00%)	0.50%	0.60%
Provision for (benefit from) income taxes	40.90%	34.90%	40.70%	(39.90%)	6.20%

Tax Effects of Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets
Net operating loss carryforwards	$ 3,975	$ 4,365	$ 10,476
Share-based compensation expense	1,441	1,121	1,006
Accrued bonus	738	897
Other, net	915	1,087	375
Total deferred tax assets	7,069	7,470	11,857
Valuation allowance	(424)	(336)	(11,857)
Net deferred tax assets	$ 6,645	$ 7,134

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Valuation allowance				$ 11,295,000
State capital loss carryforward			5,100,000
Income tax (benefit)expense	1,474,000	971,000	6,588,000	(5,747,000)	400,000
Estimated effective tax rate	40.90%	34.90%	40.70%	(39.90%)	6.20%
Tax deductions associated with stock option exercises	11,800,000
Excess stock compensation related deductions	11,400,000
Reduction in taxes payable	1,300,000
Tax refund receivable	2,900,000
Increase in Additional Paid in Capital	4,201,000		150,000
Additional reduction in taxes payable in future periods	400,000
Interest or penalties accrued	$ 0

Net Operating Loss Carryforwards for Tax Purposes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Federal	$ 9,931	$ 12,020	$ 28,311
State	$ 7,686	$ 6,070	$ 12,310

Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Income (Loss) per Share of Common Stock (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	2,562	15,370,295	15,747,334	15,221,571	15,365,328
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock		15,221,571	15,221,571	15,221,571	15,221,571
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	2,562	68,164	379,304		143,757
Restricted Stock Units and Performance Share Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock			65,899
Convertible Preferred Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock		80,560	80,560

Reconciliation of Numerator and Denominator used in Calculation of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income per share:
Net Income	$ 2,131	$ 1,812	$ 9,589	$ 20,155	$ 6,023
Less: Dividends paid (income) attributable to convertible preferred stockholders		1,758	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders			(3,842)	7,400	2,468
Net income attributable to common stockholders-basic and diluted	$ 2,131	$ 54	$ 290	$ 596	$ 177
Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders-basic	16,936,007	464,994	469,089	461,884	461,248
Potential dilutive options	659,040	771,416	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method				35,680	16,112
Potential dilutive restricted stock units	5,861
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders-diluted	17,600,908	1,236,410	1,111,088	1,201,125	899,539
Net income per share attributable to common stockholders
-Basic	$ 0.13	$ 0.12	$ 0.62	$ 1.29	$ 0.38
-Diluted	$ 0.12	$ 0.04	$ 0.26	$ 0.5	$ 0.2

Net Sales by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 33,148	$ 27,764	$ 136,803	$ 114,454	$ 92,830
Canada	1,145	846	4,501	3,162	3,185
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015

Net Sales by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
Net sales	$ 34,293	$ 28,610	$ 141,304	$ 117,616	$ 96,015
Meals
Revenue from External Customer [Line Items]
Net sales	14,667	10,452	60,624	49,168	43,838
Snacks
Revenue from External Customer [Line Items]
Net sales	13,463	11,898	56,789	44,687	27,252
Dressings, Condiments and Other
Revenue from External Customer [Line Items]
Net sales	$ 6,163	$ 6,260	$ 23,891	$ 23,761	$ 24,925

Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Jul. 17, 2012 Secondary Public Offering	Jul. 17, 2012 Secondary Public Offering Underwriters Option to Purchase Units Maximum	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Series A Convertible Preferred Stock	Mar. 31, 2008 Series A Convertible Preferred Stock	Jun. 30, 2012 Initial Public Offering (IPO)	Mar. 31, 2012 Initial Public Offering (IPO)
Subsequent Event [Line Items]
Number of shares sold in the IPO		950,000
Number of shares sold by the selling stock holders		4,800,000
Offering price per share		$ 19
The aggregate offering price for shares sold	$ 109,300,000	$ 109,300,000
Additional shares sold by the under writers from selling stockholders		750,000
Net proceeds after deducting underwriting discounts ,commissions and other offering expenses		11,400,000
Underwriting discounts and commissions		1,300,000
Other offering expenses		5,300,000
Convertible preferred stock automatically converted into common stock prior to the closing of the IPO		15,221,571
Number of common stock purchased by converting convertible preferred stock warrant to common warrant		80,560
Deferred initial public offering costs		5,300,000									5,300,000
Total number of shares sold in the IPO	950,000	5,750,000
Underwriting discounts and commissions		1,300,000
Purchase of shares of Series A 2005 Convertible Preferred Stock		0	0					65,000	65,000	0
Number of common stock issued upon exercise of warrants		63,193
Shares issued or reserved for issuance under 2004 Plan		2,362,850
Shares lock-up period		P180D
Stock issued, shares upon options exercised		21,336	3,717				342,105
Stock issued, value upon options exercised	1,774,000	50,000	26,000	1,000			1,800,000
Payment of outstanding credit facility		12,800,000
Common stock sold in secondary public offering					3,173,892
Number of additional shares to be purchased by underwriters, maximum						476,084
Costs associated with registration of common stock					$ 700,000

Subsequent Events (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Condensed Consolidated Balance Sheet Data:
Cash	$ 5,102	$ 562	$ 7,333
Total current assets	33,555	26,045	29,071
Total assets	75,020	72,429	67,261
Total current liabilities	5,489	9,618	16,036
Total non-current liabilities		15,874
Stockholder's equity (deficit)
Common stock	17	1	1
Additional paid-in capital	105,256	4,392	4,719
Accumulated deficit	(36,698)	(38,829)	(34,868)
Total stockholders' deficit	68,575	(34,436)	(30,148)	(38,173)	(41,619)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	75,020	72,429	67,261
Convertible Preferred Stock
Condensed Consolidated Balance Sheet Data:
Convertible preferred stock		81,373	81,373
Pro Forma
Condensed Consolidated Balance Sheet Data:
Cash		562
Total current assets		26,045
Total assets		67,086
Total current liabilities		8,318
Total non-current liabilities		3,573
Stockholder's equity (deficit)
Common stock		17
Additional paid-in capital		94,007
Accumulated deficit		(38,829)
Total stockholders' deficit		55,195
Total liabilities, convertible preferred stock and stockholders' equity (deficit)		67,086
Pro Forma | Convertible Preferred Stock
Condensed Consolidated Balance Sheet Data:
Convertible preferred stock

Preferred Stock - Additional Information (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Convertible Preferred Stock [Line Items]
Blank Check Preferred Stock	5,000,000	6,455,531	6,455,531
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001